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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-06463

                         AIM International Mutual Funds
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Item 1.  Schedule of Investments.

                          AIM ASIA PACIFIC GROWTH FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2006



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com                 APG-QTR-1 1/06           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)

                                                                                  SHARES                       VALUE
------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--93.20%

AUSTRALIA--10.11%
BHP Billiton Ltd. (Diversified Metals & Mining)       (a)                        315,700                   $  6,224,504
------------------------------------------------------------------------------------------------------------------------
Brambles Industries Ltd. (Diversified Commercial &
Professional Services)                                (a)(b)                     452,000                      3,392,144
------------------------------------------------------------------------------------------------------------------------
Commonwealth Bank of Australia (Diversified Banks)    (a)                         58,700                      1,985,304
------------------------------------------------------------------------------------------------------------------------
Computershare Ltd. (Data Processing & Outsourced
Services)                                             (a)(b)                     802,600                      4,182,206
------------------------------------------------------------------------------------------------------------------------
CSL Ltd. (Biotechnology)                              (a)                        155,100                      5,103,050
------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
Insurance)                                            (a)(b)                     175,000                      2,559,438
------------------------------------------------------------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care Facilities)      (a)(b)                     338,700                      2,481,351
------------------------------------------------------------------------------------------------------------------------
St. George Bank Ltd. (Diversified Banks)              (a)                         47,100                      1,080,237
------------------------------------------------------------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)                         (a)                        156,300                      1,341,762
------------------------------------------------------------------------------------------------------------------------
Woolworths Ltd. (Food Retail)                         (a)                        154,000                      2,011,016
========================================================================================================================
                                                                                                             30,361,012
========================================================================================================================

CHINA--9.77%
China Mengniu Dairy Co. Ltd. (Packaged Foods &
Meats)                                                (a)                      2,876,000                      3,079,011
------------------------------------------------------------------------------------------------------------------------
China Petroleum and Chemical Corp. (Sinopec-Class
H (Integrated Oil & Gas)                              (a)                      5,074,000                      3,118,644
------------------------------------------------------------------------------------------------------------------------
FU JI Food & Catering Services (Restaurants)          (a)                      1,339,000                      2,832,933
------------------------------------------------------------------------------------------------------------------------
Geely Automobile Holdings Ltd. (Automobile
Manufacturers)                                                                13,435,000                      1,073,726
------------------------------------------------------------------------------------------------------------------------
NetEase.com Inc.-ADR (Internet Software &
Services)                                             (c)                         31,100                      2,220,540
------------------------------------------------------------------------------------------------------------------------
Norstar Founders Group Ltd. (Auto Parts &
Equipment)                                            (a)                      6,596,000                      2,455,896
------------------------------------------------------------------------------------------------------------------------
Ping An Insurance (Group) Co. of China, Ltd.-Class                             2,172,000                      4,801,624
H (Life & Health Insurance)
------------------------------------------------------------------------------------------------------------------------
Shanghai Electric Group Co. Ltd.-Class H (Heavy
Electrical Equipment) (Acquired 04/22/05; Cost
$1,654,441)                                           (c)(d)                   7,514,000                      2,978,383
------------------------------------------------------------------------------------------------------------------------
Weiqiao Textile Co. Ltd.-Class H (Textiles)           (a)                      1,144,000                      1,761,393
------------------------------------------------------------------------------------------------------------------------
Wumart Stores, Inc.-Class H (Hypermarkets & Super
Centers)                                              (a)                        812,000                      1,790,438
------------------------------------------------------------------------------------------------------------------------
Xiamen International Port Co. Ltd.-Class H (Marine    (c)                      3,430,000                        853,327
Ports & Services)
------------------------------------------------------------------------------------------------------------------------
Xiamen International Port Co. Ltd.-Class H (Marine
Ports & Services) (Acquired 12/13/05; Cost
$251,686)                                             (c)(d)                   1,400,000                        348,297
------------------------------------------------------------------------------------------------------------------------
Xinyi Glass Holding Co. Ltd. (Auto Parts &
Equipment)                                            (a)                      4,048,000                      1,125,572
------------------------------------------------------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.-Class H
(Packaged Foods & Meats)                              (a)                     11,595,000                        899,075
========================================================================================================================
                                                                                                             29,338,859
========================================================================================================================


APG-QTR-1                             F-1

                                                                                  SHARES                    VALUE
-------------------------------------------------------------------------------------------------------------------------

HONG KONG--19.60%
AAC Acoustic Technology Holdings Inc.
(Communications Equipment)                            (a)(c)                   1,983,400                     $ 1,507,107
-------------------------------------------------------------------------------------------------------------------------
ASM Pacific Technology Ltd. (Semiconductor
Equipment)                                            (a)                        207,000                       1,177,014
-------------------------------------------------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd. (Real Estate
Management & Development)                             (a)                        433,000                       4,650,134
-------------------------------------------------------------------------------------------------------------------------
China Construction Bank-Class H (Diversified
Banks)                                                (c)                      7,405,000                       2,911,315
-------------------------------------------------------------------------------------------------------------------------
China Yurun Food Group Ltd. (Packaged Foods &
Meats)                                                (c)                      1,245,000                         922,786
-------------------------------------------------------------------------------------------------------------------------
China Yurun Food Group Ltd. (Packaged Foods &
Meats) (Acquired 09/23/05; Cost $1,047,054)           (c)(d)                   2,174,181                       1,611,491
-------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
Production)                                           (b)                         16,100                       1,386,049
-------------------------------------------------------------------------------------------------------------------------
COFCO International Ltd. (Packaged Foods & Meats)     (a)                      3,357,000                       1,732,091
-------------------------------------------------------------------------------------------------------------------------
Dickson Concepts (International) Ltd. (Apparel
Retail)                                               (a)                      1,231,000                       1,935,038
-------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd. (Apparel Retail)                 (a)                        782,000                       6,805,426
-------------------------------------------------------------------------------------------------------------------------
Hengan International Group Ltd. (Personal
Products)                                                                      2,570,000                       3,064,355
-------------------------------------------------------------------------------------------------------------------------
Hopewell Holdings Ltd. (Highways & Railtracks)        (a)                        321,000                         809,091
-------------------------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial Conglomerates)     (a)                        377,000                       3,854,621
-------------------------------------------------------------------------------------------------------------------------
Lee & Man Paper Manufacturing Ltd. (Paper
Products)                                             (a)                      1,688,000                       1,950,137
-------------------------------------------------------------------------------------------------------------------------
Li & Fung Ltd. (Distributors)                                                    902,000                       1,674,300
-------------------------------------------------------------------------------------------------------------------------
Link REIT (The) (Real Estate)                         (c)                        538,000                       1,040,250
-------------------------------------------------------------------------------------------------------------------------
Luen Thai Holdings Ltd. (Apparel, Accessories &
Luxury Goods)                                                                  2,822,000                         954,884
-------------------------------------------------------------------------------------------------------------------------
Paliburg Holdings Ltd. (Hotels, Resorts & Cruise
Lines)                                                (a)(c)                  37,586,000                         950,369
-------------------------------------------------------------------------------------------------------------------------
Parkson Retail Group Ltd. (Department Stores)         (c)                        741,000                       1,891,244
-------------------------------------------------------------------------------------------------------------------------
Parkson Retail Group Ltd. (Department Stores)
(Acquired 11/23/05; Cost $209,378)                    (c)(d)                     164,000                         418,575
-------------------------------------------------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd. (Hotels,
Resorts & Cruise Lines)                                                       39,024,000                       3,068,498
-------------------------------------------------------------------------------------------------------------------------
Solomon Systech International Ltd.
(Semiconductors)                                      (a)                      7,696,000                       3,599,533
-------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
Management & Development)                                                        327,000                       3,386,865
-------------------------------------------------------------------------------------------------------------------------
Techtronic Industries Co. Ltd. (Household
Appliances)                                           (e)(f)                   1,069,500                       2,054,146
-------------------------------------------------------------------------------------------------------------------------
Top Form International Ltd. (Apparel, Accessories
& Luxury Goods)                                       (a)                      4,094,000                       1,015,790
-------------------------------------------------------------------------------------------------------------------------
Vision Grande Group Holdings Ltd. (Paper
Packaging)                                            (a)                      2,658,000                       1,663,847
-------------------------------------------------------------------------------------------------------------------------
Wing Hang Bank Ltd. (Diversified Banks)               (a)                        391,000                       2,832,035
=========================================================================================================================
                                                                                                              58,866,991
=========================================================================================================================

INDIA--9.44%
Aztec Software and Technology Services Ltd. (IT
Consulting & Other Services)                          (a)                        480,000                       2,092,492
-------------------------------------------------------------------------------------------------------------------------
Bharat Forge Ltd. (Auto Parts & Equipment)            (a)                        372,125                       3,249,891
-------------------------------------------------------------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.-ADR
(Pharmaceuticals)                                                                 59,000                       1,510,400
-------------------------------------------------------------------------------------------------------------------------
HDFC Bank Ltd. (Diversified Banks)                                               213,000                       3,680,495
-------------------------------------------------------------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Diversified Banks)                                            17,500                       1,040,200
-------------------------------------------------------------------------------------------------------------------------
Hotel Leelaventure Ltd. (Hotels, Resorts & Cruise
Lines)                                                (a)                        250,000                       1,847,448
-------------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd. (Thrifts &
Mortgage Finance)                                     (a)                         99,300                       3,013,758
-------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting & Other
Services)                                                                         79,528                       5,190,182
-------------------------------------------------------------------------------------------------------------------------



APG-QTR-1                             F-2

                                                                                  SHARES                    VALUE
-------------------------------------------------------------------------------------------------------------------------
INDIA-(CONTINUED)
Maruti Udyog Ltd. (Automobile Manufacturers)          (a)                        203,000                     $ 3,482,987
-------------------------------------------------------------------------------------------------------------------------
Tata Motors Ltd. (Construction & Farm Machinery &
Heavy Trucks)                                         (a)                        131,000                       2,104,378
-------------------------------------------------------------------------------------------------------------------------
Wockhardt Ltd. (Pharmaceuticals)                      (a)                        106,000                       1,160,872
=========================================================================================================================
                                                                                                              28,373,103
=========================================================================================================================

INDONESIA--2.10%
PT Astra International Tbk (Automobile
Manufacturers)                                        (a)                      1,335,000                       1,483,478
-------------------------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk-Series B
(Integrated Telecommunication Services)               (a)                      5,051,000                       3,440,392
-------------------------------------------------------------------------------------------------------------------------
PT United Tractors Tbk (Construction & Farm
Machinery & Heavy Trucks)                             (a)                      3,358,000                       1,371,970
=========================================================================================================================
                                                                                                               6,295,840
=========================================================================================================================

ITALY--0.00%
3 Italia S.p.A.-Rts. (Wireless Telecommunication
Services)                                             (e)(f)(g)                      377                               0
=========================================================================================================================

MALAYSIA--1.41%
IOI Corp. Berhad (Agricultural Products)              (e)(f)                     361,000                       1,212,798
-------------------------------------------------------------------------------------------------------------------------
Public Bank Berhad (Diversified Banks)                                           598,000                       1,068,284
-------------------------------------------------------------------------------------------------------------------------
SP Setia Berhad (Real Estate Management &
Development)                                                                   2,050,000                       1,945,874
=========================================================================================================================
                                                                                                               4,226,956
=========================================================================================================================

PHILIPPINES--1.91%
Philippine Long Distance Telephone Co. (Integrated
Telecommunication Services)                           (a)                        161,000                       5,749,073
=========================================================================================================================

SINGAPORE--3.53%
Citiraya Industries Ltd. (Environmental &
Facilities Services)                                  (c)(e)(f)                2,178,000                               0
-------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd. (Diversified Banks)                                      360,000                       3,639,739
-------------------------------------------------------------------------------------------------------------------------
Ezra Holdings Pte Ltd. (Oil & Gas Equipment &         (a)                      1,092,000                       1,292,708
Services)
-------------------------------------------------------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial Conglomerates)          (a)                        585,000                       4,740,466
-------------------------------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified Banks)         (a)                        103,000                         924,265
=========================================================================================================================
                                                                                                              10,597,178
=========================================================================================================================

SOUTH KOREA--24.18%
Charm E&T Co., Ltd. (Industrial Machinery)            (a)(c)                     287,000                       1,617,370
-------------------------------------------------------------------------------------------------------------------------
Cheil Communications Inc. (Advertising)                                           10,200                       2,310,611
-------------------------------------------------------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)                     (a)                         24,030                       3,111,007
-------------------------------------------------------------------------------------------------------------------------
Core Logic Inc. (Semiconductors)                      (a)(c)                      33,090                       1,388,320
-------------------------------------------------------------------------------------------------------------------------
Daegu Bank (Regional Banks)                           (a)                        120,200                       1,885,217
-------------------------------------------------------------------------------------------------------------------------
Daekyo Co., Ltd. (Publishing)                         (a)                          3,410                         276,785
-------------------------------------------------------------------------------------------------------------------------
Daesang Corp. (Packaged Foods & Meats)                (a)(c)                     138,000                       2,079,446
-------------------------------------------------------------------------------------------------------------------------
Daewoo Shipbuilding & Marine Engineering Co., Ltd.
(Construction & Farm Machinery & Heavy Trucks)                                    68,000                       1,674,356
-------------------------------------------------------------------------------------------------------------------------
Emerging Memory & Logic Solutions Inc.
(Semiconductors)                                      (a)                         93,500                       1,501,643
-------------------------------------------------------------------------------------------------------------------------
Gravity Co. Ltd.-ADR (Home Entertainment Software)                               320,063                       2,346,062
-------------------------------------------------------------------------------------------------------------------------
Hana Financial Group Inc. (Diversified Banks)                                     89,667                       4,397,127
-------------------------------------------------------------------------------------------------------------------------
Hynix Semiconductor Inc. (Semiconductors)             (a)(c)                      41,000                       1,574,606
-------------------------------------------------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd. (Department
Stores)                                               (a)(c)                      74,400                       8,369,169
-------------------------------------------------------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd. (Construction &                                   47,340                       3,155,836
Farm Machinery & Heavy Trucks)
-------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Co. (Automobile Manufacturers)          (a)                         46,030                       4,156,912
-------------------------------------------------------------------------------------------------------------------------



APG-QTR-1                             F-3

                                                                                  SHARES                    VALUE
-------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA-(CONTINUED)
Joongang Construction Co., Ltd. (Construction &
Engineering)                                          (a)(c)                         710                         $20,444
-------------------------------------------------------------------------------------------------------------------------
Kookmin Bank (Diversified Banks)                      (a)                         53,330                       4,249,574
-------------------------------------------------------------------------------------------------------------------------
KT Freetel Co., Ltd. (Wireless Telecommunication      (a)                         62,200                       1,517,569
Services)
-------------------------------------------------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd. (Packaged Foods &       (a)(c)                       1,801                       2,298,115
Meats)
-------------------------------------------------------------------------------------------------------------------------
Lotte Shopping Co., Ltd.-GDR (Distributors)
(Acquired 01/27/06; Cost $2,025,660)                  (c)(d)(e)(f)                98,000                        2,025,660
-------------------------------------------------------------------------------------------------------------------------
NHN Corp. (Internet Software & Services)              (a)(c)                      11,100                       3,248,435
-------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electric Equipment
Manufacturers)                                        (a)                         10,150                       7,757,647
-------------------------------------------------------------------------------------------------------------------------
Shinsegae Co., Ltd. (Hypermarkets & Super Centers)    (a)                          4,100                       2,160,970
-------------------------------------------------------------------------------------------------------------------------
STX Shipbuilding Co., Ltd. (Construction & Farm
Machinery & Heavy Trucks)                             (c)                        105,130                       1,831,096
-------------------------------------------------------------------------------------------------------------------------
Taegu Department Store Co., Ltd. (Department
Stores)                                               (a)                         60,500                       1,284,984
-------------------------------------------------------------------------------------------------------------------------
Techno Semichem Co., Ltd. (Commodity Chemicals)       (a)                        135,850                       1,732,240
-------------------------------------------------------------------------------------------------------------------------
Woongjin Coway Co., Ltd. (Housewares &
Specialties)                                          (a)                        168,400                       4,672,438
=========================================================================================================================
                                                                                                              72,643,639
=========================================================================================================================

TAIWAN--7.69%
Asia Optical Co., Inc. (Photographic Products)        (a)                        241,922                       1,568,315
-------------------------------------------------------------------------------------------------------------------------
Catcher Technology Co., Ltd. (Computer Storage &
Peripherals)                                          (a)                        575,819                       4,320,753
-------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd. (Electronic
Manufacturing Services)                               (a)                        768,734                       5,210,910
-------------------------------------------------------------------------------------------------------------------------
Hotai Motor Co. Ltd. (Automobile Manufacturers)       (a)                        454,000                       1,120,237
-------------------------------------------------------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)                        (a)                        261,000                       2,634,958
-------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.           (a)                      2,487,238                       4,988,691
(Semiconductors)
-------------------------------------------------------------------------------------------------------------------------
Tripod Technology Corp. (Electronic Equipment
Manufacturers)                                        (a)                        630,000                       2,130,671
-------------------------------------------------------------------------------------------------------------------------
Wistron Corp. (Computer Hardware)                     (a)(c)                     848,000                       1,139,501
=========================================================================================================================
                                                                                                              23,114,036
=========================================================================================================================

THAILAND--3.46%
Kasikornbank PCL (Diversified Banks)                                           2,309,000                       4,270,434
-------------------------------------------------------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified Banks)          (a)                      2,903,000                       4,427,653
-------------------------------------------------------------------------------------------------------------------------
Thai Oil PCL (Oil & Gas Refining & Marketing)         (a)                        993,000                       1,709,454
=========================================================================================================================
                                                                                                              10,407,541
=========================================================================================================================

Total Foreign Stocks & Other Equity
Interests (Cost $178,916,768)                                                                                279,974,228
=========================================================================================================================

MONEY MARKET FUNDS--5.14%
Liquid Assets Portfolio-Institutional Class           (h)                      7,713,829                       7,713,829
-------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class              (h)                      7,713,829                       7,713,829
=========================================================================================================================
Total Money Market Funds (Cost $15,427,658)                                                                   15,427,658
=========================================================================================================================
TOTAL INVESTMENTS--98.34% (excluding investments
purchased with cash collateral from securities
loaned) (Cost $194,344,426)                                                                                  295,401,886
=========================================================================================================================



APG-QTR-1                             F-4

                                                                                  SHARES                    VALUE
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--1.87%
Liquid Assets Portfolio-Institutional Class           (h)(i)                   2,803,314                    $  2,803,314
-------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class              (h)(i)                   2,803,313                       2,803,313
=========================================================================================================================
Total Money Market Funds (purchased
with cash collateral from securities
loaned) (Cost $5,606,627)                                                                                      5,606,627
=========================================================================================================================

TOTAL INVESTMENTS--100.21%  (Cost $199,951,053)                                                              301,008,513
=========================================================================================================================
OTHER ASSETS LESS LIABILITIES--(0.21%)                                                                          (617,676)
=========================================================================================================================
NET ASSETS--100.00%                                                                                         $300,390,837
_________________________________________________________________________________________________________________________
=========================================================================================================================


Investment Abbreviations:

ADR                                 American Depositary Receipt
GDR                                 Global Depositary Receipt
REIT                                Real Estate Investment Trust
Rts.                                Rights









    Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $202,014,419, which represented 67.25% of the Fund's Net Assets. See Note 1A.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.

(c) Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2006 was $7,382,406, which represented 2.46% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2006 was $5,292,604, which represented 1.76% of the Fund's Net Assets.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2006 was $5,292,604, which represented 1.76% of the Fund's Net Assets. See Note 1A.

(g) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.




APG-QTR-1                             F-5

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
 (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.



APG-QTR-1                             F-6

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.




APG-QTR-1                             F-7

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:
                                                              CHANGE IN
                                                              UNREALIZED                                    REALIZED
                   VALUE        PURCHASES    PROCEEDS FROM   APPRECIATION      VALUE         DIVIDEND         GAIN
FUND              10/31/05       AT COST         SALES      (DEPRECIATION)    01/31/06        INCOME         (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class          $   6,845,216  $  14,869,802  $ (14,001,189)  $          --  $   7,713,829  $      77,435  $          --
-----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class              6,845,216     14,869,802    (14,001,189)             --      7,713,829         77,771             --
=======================================================================================================================
   SUBTOTAL    $  13,690,432  $  29,739,604  $ (28,002,378)  $          --  $  15,427,658  $     155,206  $          --
=======================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                              CHANGE IN
                                                              UNREALIZED                                    REALIZED
                  VALUE        PURCHASES     PROCEEDS FROM   APPRECIATION      VALUE         DIVIDEND         GAIN
FUND             10/31/05       AT COST          SALES      (DEPRECIATION)    01/31/06        INCOME*        (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class          $   4,073,251  $   4,374,200  $  (5,644,137)  $          --  $   2,803,314  $      19,560  $          --
-----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class              4,073,250      4,374,200     (5,644,137)             --      2,803,313         19,689             --
=======================================================================================================================
   SUBTOTAL    $   8,146,501  $   8,748,400  $ (11,288,274)  $          --  $   5,606,627  $      39,249  $          --
=======================================================================================================================
   TOTAL       $  21,836,933  $  38,488,004  $ (39,290,652)  $          --  $  21,034,285  $     194,455  $          --
=======================================================================================================================

* Net of compensation to counterparties.





APG-QTR-1                             F-8

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At January 31, 2006, securities with an aggregate value of $5,405,873 were on loan to brokers. The loans were secured by cash collateral of $5,606,627 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2006, the Fund received dividends on cash collateral investments of $39,249 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $59,900,456 and $32,973,476, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities                       $    104,391,401
--------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                           (3,835,514)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                             $    100,555,887
==================================================================================================
Cost of investments for tax purposes is $200,452,626.





APG-QTR-1                             F-9

                            AIM EUROPEAN GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--



AIMinvestments.com               EGR-QTR-1 1/06             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)


                                                                                  SHARES                                VALUE
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--96.24%
BELGIUM--3.74%

Colruyt N.V. (Food Retail)                                         (a)              68,300                         $    9,709,086
---------------------------------------------------------------------------------------------------------------------------------
InBev N.V. (Brewers)                                               (a)             296,000                             13,952,738
---------------------------------------------------------------------------------------------------------------------------------
KBC Groep N.V. (Diversified Banks)                                 (a)             146,855                             14,754,855
=================================================================================================================================
                                                                                                                       38,416,679
=================================================================================================================================

DENMARK--0.94%
DSV A.S. (Trucking)                                                (a)              69,200                              9,617,609
=================================================================================================================================

FRANCE--16.12%

AXA (Multi-Line Insurance)                                         (a)             264,300                              8,962,706
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas S.A. (Diversified Banks)                                               208,547                             18,603,022
---------------------------------------------------------------------------------------------------------------------------------
Eiffage S.A. (Construction & Engineering)                                           99,750                             10,292,102
---------------------------------------------------------------------------------------------------------------------------------
Eiffage S.A. (Construction & Engineering)
(Acquired 03/04/04; Cost $2,591,265)                               (b)              57,000                              5,881,202
---------------------------------------------------------------------------------------------------------------------------------
Elior (Restaurants)                                                (a)             734,300                             11,419,158
---------------------------------------------------------------------------------------------------------------------------------
Euler Hermes S.A. (Property & Casualty Insurance)                  (a)              63,700                              6,657,863
---------------------------------------------------------------------------------------------------------------------------------
Neopost S.A. (Office Electronics)                                  (a)             104,800                             10,541,633
---------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)                         (a)              45,978                              8,551,071
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)                                   (a)             118,800                             10,889,306
---------------------------------------------------------------------------------------------------------------------------------
Societe Generale (Diversified Banks)                                                67,790                              8,955,270
---------------------------------------------------------------------------------------------------------------------------------
Technip S.A. (Oil & Gas Equipment & Services)                      (a)             113,000                              7,709,066
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A. (Integrated Oil & Gas)                                  (a)              73,573                             20,337,853
---------------------------------------------------------------------------------------------------------------------------------
Veolia Environnement (Multi-Utilities)                             (a)             129,200                              6,558,025
---------------------------------------------------------------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)                                            197,700                             18,392,271
---------------------------------------------------------------------------------------------------------------------------------
Vivendi Universal S.A. (Movies & Entertainment)                    (a)             381,700                             11,945,803
=================================================================================================================================
                                                                                                                      165,696,351
=================================================================================================================================

GERMANY--9.91%

Adidas-Salomon A.G. (Apparel, Accessories & Luxury Goods)          (a)              40,400                              8,455,625
---------------------------------------------------------------------------------------------------------------------------------
Celesio A.G. (Health Care Distributors)                                             89,200                              8,352,587
---------------------------------------------------------------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)                                                  107,625                             10,476,813
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse A.G. (Specialized Finance)                         (a)(c)           92,500                             11,701,234
---------------------------------------------------------------------------------------------------------------------------------
Henkel KGaA-Pfd. (Household Products)                              (a)              96,900                             10,855,798
---------------------------------------------------------------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)                                    (a)(c)          149,900                              8,613,372
---------------------------------------------------------------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)                                       (a)              94,700                              9,881,517
---------------------------------------------------------------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)                       (c)(d)           10,330                              7,990,652
---------------------------------------------------------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)                          (c)              80,839                             25,562,994
=================================================================================================================================
                                                                                                                      101,890,592
=================================================================================================================================


EGR-QTR-1                              F-1

                                                                                    SHARES                              VALUE
---------------------------------------------------------------------------------------------------------------------------------
GREECE--5.71%

EFG Eurobank Ergasias (Diversified Banks)                                          151,700                         $    5,641,447
---------------------------------------------------------------------------------------------------------------------------------
Germanos S.A. (Computer & Electronics Retail)                                      579,800                             12,161,930
---------------------------------------------------------------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming)                                       (a)             372,600                             13,988,237
---------------------------------------------------------------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming)
(Acquired 07/14/03; Cost $1,109,094)                               (a)(b)          104,000                              3,904,392
---------------------------------------------------------------------------------------------------------------------------------
Piraeus Bank S.A. (Diversified Banks)                              (a)             378,700                              9,043,767
---------------------------------------------------------------------------------------------------------------------------------
Titan Cement Co. S.A. (Construction Materials)                                     317,300                             13,959,252
=================================================================================================================================
                                                                                                                       58,699,025
=================================================================================================================================

HUNGARY--2.28%

MOL Magyar Olaj-es Gazipari Rt. (Integrated Oil & Gas)             (a)              50,373                              5,246,438
---------------------------------------------------------------------------------------------------------------------------------
OTP Bank Rt. (Diversified Banks)                                                   526,600                             18,168,259
=================================================================================================================================
                                                                                                                       23,414,697
=================================================================================================================================

IRELAND--5.46%

Anglo Irish Bank Corp. PLC (Diversified Banks)                                   1,828,944                             28,873,076
---------------------------------------------------------------------------------------------------------------------------------
CRH PLC (Construction Materials)                                   (a)             266,341                              8,257,431
---------------------------------------------------------------------------------------------------------------------------------
FBD Holdings PLC (Multi-Line Insurance)                                            126,600                              5,523,466
---------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC (Packaged Foods & Meats)                            (a)             373,500                              6,015,126
---------------------------------------------------------------------------------------------------------------------------------
Independent News & Media PLC (Publishing)                          (a)           2,289,800                              7,454,688
=================================================================================================================================
                                                                                                                       56,123,787
=================================================================================================================================

ITALY--4.07%

Davide Campari-Milano S.p.A. (Distillers & Vintners)               (a)           1,264,000                              9,883,203
---------------------------------------------------------------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)                                  (a)             709,414                             21,522,815
---------------------------------------------------------------------------------------------------------------------------------
Lottomatica S.p.A. (Casinos & Gaming)                              (c)(d)          263,000                             10,493,253
=================================================================================================================================
                                                                                                                       41,899,271
=================================================================================================================================

NETHERLANDS--4.19%

Aalberts Industries N.V. (Industrial Conglomerates)                (a)             252,436                             16,230,996
---------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V. (Other Diversified Financial Services)              (a)             196,300                              7,011,497
---------------------------------------------------------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction & Engineering)            (a)             114,235                             10,240,270
---------------------------------------------------------------------------------------------------------------------------------
Nutreco Holding N.V. (Agricultural Products)                       (a)             177,617                              9,639,444
=================================================================================================================================
                                                                                                                       43,122,207
=================================================================================================================================

NORWAY--3.98%

Petroleum Geo-Services A.S.A. (Oil & Gas Equipment & Services)     (c)             331,410                             11,906,528
---------------------------------------------------------------------------------------------------------------------------------
Schibsted A.S.A. (Publishing)                                      (a)(d)          241,700                              7,090,632
---------------------------------------------------------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas Equipment & Services)  (a)(c)          209,000                             10,901,658
---------------------------------------------------------------------------------------------------------------------------------
Tomra Systems A.S.A. (Environmental & Facilities Services)         (a)(d)        1,389,700                             11,032,190
=================================================================================================================================
                                                                                                                       40,931,008
=================================================================================================================================


EGR-QTR-1                             F-2

                                                                                    SHARES                              VALUE
---------------------------------------------------------------------------------------------------------------------------------
RUSSIA--1.62%

OAO LUKOIL-ADR (Integrated Oil & Gas)                              (a)              89,000                         $    6,821,150
---------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications-ADR (Wireless Telecommunication Services)    (c)             210,400                              9,846,720
=================================================================================================================================
                                                                                                                       16,667,870
=================================================================================================================================

SPAIN--5.50%

Banco Santander Central Hispano S.A. (Diversified Banks)           (a)             597,300                              8,597,614
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-Line Insurance)                     (a)             587,163                             10,537,053
---------------------------------------------------------------------------------------------------------------------------------
Enagas (Gas Utilities)                                             (a)             287,360                              5,448,280
---------------------------------------------------------------------------------------------------------------------------------
Enagas (Gas Utilities)
(Acquired 06/25/02; Cost $1,895,584)                               (a)(b)          300,400                              5,695,515
---------------------------------------------------------------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction & Engineering)                 (a)             213,748                             16,714,888
---------------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel Retail)                  (a)             278,750                              9,578,779
=================================================================================================================================
                                                                                                                       56,572,129
=================================================================================================================================

SWEDEN--2.92%

Atlas Copco A.B.-Class A (Industrial Machinery)                                    252,600                              5,938,011
---------------------------------------------------------------------------------------------------------------------------------
Gambro A.B.-Class A (Health Care Services)                         (a)             382,100                              4,480,269
---------------------------------------------------------------------------------------------------------------------------------
PA Resources A.B. (Oil & Gas Exploration & Production)             (c)(d)          942,800                              5,697,276
---------------------------------------------------------------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                                       (a)             556,500                              7,016,316
---------------------------------------------------------------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm Machinery & Heavy Trucks)  (a)             141,340                              6,927,635
=================================================================================================================================
                                                                                                                       30,059,507
=================================================================================================================================

SWITZERLAND--8.36%

Compagnie Financiere Richemont A.G.-Class A
(Apparel, Accessories & Luxury Goods)                              (a)(e)          357,230                             16,243,751
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group (Diversified Capital Markets)                  (a)             153,280                              8,963,489
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)                               (a)              26,800                              7,865,951
---------------------------------------------------------------------------------------------------------------------------------
Rieter Holding A.G. (Auto Parts & Equipment)                       (a)              15,700                              5,170,049
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                                               108,450                             17,137,526
---------------------------------------------------------------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural Chemicals)               (a)(c)          136,930                             17,454,626
---------------------------------------------------------------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)                                             121,140                             13,172,542
=================================================================================================================================
                                                                                                                       86,007,934
=================================================================================================================================

TURKEY--2.10%

Akbank T.A.S. (Diversified Banks)                                  (a)             920,600                              7,983,450
---------------------------------------------------------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S.
(Oil & Gas Refining & Marketing)                                   (a)             656,918                             13,633,816
=================================================================================================================================
                                                                                                                       21,617,266
=================================================================================================================================


EGR-QTR-1                             F-3

                                                                                    SHARES                              VALUE
---------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--19.34%

Aviva PLC (Multi-Line Insurance)                                                   574,000                         $    7,357,770
---------------------------------------------------------------------------------------------------------------------------------
Balfour Beatty PLC (Construction & Engineering)                                  1,766,700                             11,488,162
---------------------------------------------------------------------------------------------------------------------------------
British Energy Group PLC (Electric Utilities)                      (a)(c)          952,000                             10,327,292
---------------------------------------------------------------------------------------------------------------------------------
Bunzl PLC (Trading Companies & Distributors)                       (a)             887,988                              9,981,279
---------------------------------------------------------------------------------------------------------------------------------
Capita Group PLC (Human Resource & Employment Services)            (a)           1,273,300                              9,682,418
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)                                                1,258,580                             20,689,651
---------------------------------------------------------------------------------------------------------------------------------
Filtrona PLC (Commodity Chemicals)                                 (a)           1,101,418                              5,406,677
---------------------------------------------------------------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial & Professional Services)     (a)             276,000                              7,038,896
---------------------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)                               (a)             587,580                             17,488,424
---------------------------------------------------------------------------------------------------------------------------------
Inchcape PLC (Distributors)                                        (a)             228,530                              9,642,793
---------------------------------------------------------------------------------------------------------------------------------
Informa PLC (Publishing)                                                         1,713,866                             13,286,623
---------------------------------------------------------------------------------------------------------------------------------
International Power PLC (Independent
Power Producers & Energy Traders)                                  (a)           2,078,000                             10,031,641
---------------------------------------------------------------------------------------------------------------------------------
NETeller PLC (Specialized Finance)                                 (a)(c)          243,000                              3,387,010
---------------------------------------------------------------------------------------------------------------------------------
Punch Taverns PLC (Restaurants)                                                    524,640                              8,083,132
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)                         (a)             257,245                              8,454,157
---------------------------------------------------------------------------------------------------------------------------------
Shire PLC (Pharmaceuticals)                                                      1,105,300                             17,747,114
---------------------------------------------------------------------------------------------------------------------------------
Sportingbet PLC (Casinos & Gaming)                                                 798,661                              5,896,726
---------------------------------------------------------------------------------------------------------------------------------
Tesco PLC (Food Retail)                                            (a)           1,658,435                              9,387,210
---------------------------------------------------------------------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace & Defense)                               547,110                              9,636,298
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Telecommunication Services)           (a)           1,821,546                              3,825,521
=================================================================================================================================
                                                                                                                      198,838,794
=================================================================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $588,372,741)                                                                                                   989,574,726
=================================================================================================================================

MONEY MARKET FUNDS--2.84%

Liquid Assets Portfolio-Institutional Class                        (f)          14,583,757                             14,583,757
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                           (f)          14,583,757                             14,583,757
=================================================================================================================================

Total Money Market Funds (Cost $29,167,514)                                                                            29,167,514
=================================================================================================================================

TOTAL INVESTMENTS--99.08% (excluding investments
purchased with cash collateral from securities loaned)
(Cost $617,540,255)                                                                                                 1,018,742,240
_________________________________________________________________________________________________________________________________
=================================================================================================================================


EGR-QTR-1                             F-4

                                                                                   SHARES                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.24%

Liquid Assets Portfolio-Institutional Class                        (f)(g)       23,017,799                         $   23,017,799
=================================================================================================================================

Total Money Market Funds (purchased with cash collateral from
securities loaned) (Cost $23,017,799)                                                                                  23,017,799
=================================================================================================================================

TOTAL INVESTMENTS--101.32%  (Cost $640,558,054)                                                                     1,041,760,039
=================================================================================================================================

OTHER ASSETS LESS LIABILITIES--(1.32%)                                                                                (13,581,174)
=================================================================================================================================

NET ASSETS--100.00%                                                                                                $1,028,178,865
=================================================================================================================================


Investment Abbreviations:

ADR                                American Depositary Receipt
Pfd.                               Preferred
Rts.                               Rights

Notes to Schedule of Investments:


(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $622,363,051, which represented 60.53% of the Fund's Net Assets. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2006 was $15,481,109, which represented 1.51% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered illiquid.

(c) Non-income producing security.

(d) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.

(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.


EGR-QTR-1                             F-5

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

      A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

      Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

      Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

      Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

      Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


EGR-QTR-1                             F-6

      Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

      Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

      The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies,
   (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


EGR-QTR-1                             F-7

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                      CHANGE IN
                                                                      UNREALIZED                                REALIZED
                            VALUE      PURCHASES   PROCEEDS FROM     APPRECIATION      VALUE         DIVIDEND     GAIN
FUND                       10/31/05     AT COST        SALES        (DEPRECIATION)    01/31/06        INCOME     (LOSS)
------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                    $14,835,210  $23,927,013  $ (24,178,466)   $          --    $14,583,757     $145,776   $     --
------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                     14,835,210   23,927,013    (24,178,466)              --     14,583,757      146,464         --
------------------------------------------------------------------------------------------------------------------------
   SUBTOTAL              $29,670,420  $47,854,026  $ (48,356,932)   $          --    $29,167,514     $292,240   $     --
========================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                       CHANGE IN
                                                                       UNREALIZED                                REALIZED
                           VALUE       PURCHASES    PROCEEDS FROM     APPRECIATION      VALUE         DIVIDEND     GAIN
FUND                     10/31/05      AT COSTS         SALES        (DEPRECIATION)    01/31/06        INCOME*     (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                    $34,397,412  $ 70,186,726  $ (81,566,339)   $          --    $23,017,799     $ 59,180   $     --
-------------------------------------------------------------------------------------------------------------------------
   TOTAL                 $64,067,832  $118,040,752  $(129,923,271)   $          --    $52,185,313     $351,420   $     --
=========================================================================================================================

* Net of compensation to counterparties.



NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also


EGR-QTR-1                             F-8
experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

   At January 31, 2006, securities with an aggregate value of $21,782,184 were on loan to brokers. The loans were secured by cash collateral of $23,017,799 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2006, the Fund received dividends on cash collateral investments of $59,180 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $31,428,270 and $54,957,246, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 401,096,642
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (16,156)
================================================================================
Net unrealized appreciation of investment securities              $ 401,080,486
================================================================================
Cost of investments for tax purposes is $640,679,553.


EGR-QTR-1                              F-9

                        AIM GLOBAL AGGRESSIVE GROWTH FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              GLA-QTR-1 1/06              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)

                                                          SHARES        VALUE
                                                        ----------   -----------
FOREIGN STOCKS & OTHER EQUITY
   INTERESTS--65.39%

AUSTRALIA--1.48%
Brambles Industries Ltd. (Diversified
   Commercial & Professional Services)       (a)(b)        499,000   $ 3,744,867
Computershare Ltd. (Data Processing &
   Outsourced Services)                      (a)(b)        720,000     3,751,792
CSL Ltd. (Biotechnology)                     (a)           208,800     6,869,871
                                                                     -----------
                                                                      14,366,530
                                                                     ===========

BRAZIL--2.80%
Lojas Americanas S.A.-Pfd.
   (General Merchandise Stores)                            225,300     8,656,531
Perdigao S.A.-Pfd.
   (Packaged Foods & Meats)                                209,800     9,200,090
Telesp Celular Participacoes S.A.-Pfd.
   (Wireless Telecommunication services)     (c)           761,300     3,682,599
Tim Participacoes S.A. - ADR
   (Wireless Telecommunication Services)     (b)           148,100     5,516,725
                                                                     -----------
                                                                      27,055,945
                                                                     ===========

CANADA--5.79%
Astral Media Inc.
   (Broadcasting & Cable TV)                               158,400     4,547,768
Brascan Corp.-Class A (Other Diversified
   Financial Services)                                     169,700     9,088,810
Canadian Oil Sands Trust (Oil &
   Gas Exploration & Production)                            70,000     9,305,062
Power Financial Corp. (Other
   Diversified Financial Services)                         263,200     7,769,247
Precision Drilling Trust (Oil and Gas
   Drilling)                                               145,300     4,877,140
Sherritt International Corp.
   (Diversified Metals & Mining)                           967,300     8,688,247
Shoppers Drug Mart Corp. (Drug Retail)       (d)           316,500    11,790,768
                                                                     -----------
                                                                      56,067,042
                                                                     ===========

CHINA--0.66%
Shanghai Electric Group Co. Ltd.-Class H
   (Heavy Electrical Equipment)              (c)        16,144,000     6,399,123

DENMARK--0.80%
DSV A.S. (Trucking)                          (a)            55,900     7,769,138

FRANCE--2.31%
Eiffage S.A. (Construction & Engineering)                   56,999     5,881,098
Pernod Ricard S.A. (Distillers & Vintners)   (a)            49,000     9,113,109
Technip S.A. (Oil & Gas Equipment &
   Services) (Acquired 08/03/04 - 11/09/04
   Cost $3,906,925)                          (a)(b)(e)     108,300     7,388,423
                                                                     -----------
                                                                      22,382,630
                                                                     ===========

GERMANY--5.28%
Adidas-Salomon A.G. (Apparel,
   Accessories & Luxury Goods)               (a)            50,000    10,464,883
Celesio A.G. (Health Care Distributors)                     85,300     7,987,395

                                                          SHARES        VALUE
                                                        ----------   -----------
GERMANY--(CONTINUED)
Continental A.G. (Tires & Rubber)                           99,140   $ 9,650,836
Deutsche Boerse A.G. (Specialized Finance)   (a)            75,200     9,512,787
Puma A.G. Rudolf Dassler Sport (Footwear)
   (Acquired 10/29/02 - 06/02/03;
   Cost $2,933,761)                          (e)            42,635    13,482,085
                                                                     -----------
                                                                      51,097,986
                                                                     ===========

GREECE--2.20%
EFG Eurobank Ergasias (Diversified Banks)                  139,520     5,188,495
OPAP S.A. (Casinos & Gaming)                 (a)           234,000     8,784,883
OPAP S.A. (Casinos & Gaming)
   (Acquired 7/14/03; Cost $2,090,216)       (a)(e)        196,000     7,358,278
                                                                     -----------
                                                                      21,331,656
                                                                     ===========

HONG KONG--1.98%
Esprit Holdings Ltd. (Apparel Retail)        (a)         1,014,000     8,824,427
Hongkong Land Holdings Ltd.
   (Real Estate Management & Development)    (a)         1,152,000     3,793,997
Regal Hotels International Holdings Ltd.
   (Hotels, Resorts & Cruise Lines)                     38,500,000     3,027,295
Solomon Systech International Ltd.
   (Semiconductors)                          (a)         7,556,000     3,534,053
                                                                     -----------
                                                                      19,179,772
                                                                     ===========

HUNGARY--2.24%
OTP Bank Rt. (Diversified Banks)                           627,700    21,656,316

INDIA--0.56%
Maruti Udyog Ltd.
(Automobile Manufacturers)                   (a)           318,000     5,456,107

INDONESIA--0.45%
PT Astra International Tbk (Automobile
   Manufacturers)                            (a)         3,958,000     4,398,207

IRELAND--3.06%
Anglo Irish Bank Corp. PLC (Diversified
   Banks)                                                1,554,172    24,535,320
Independent News & Media PLC (Publishing)    (a)         1,566,800     5,100,885
                                                                     -----------
                                                                      29,636,205
                                                                     ===========

ISRAEL--0.53%
Check Point Software Technologies Ltd.
   (Systems Software)                        (c)           235,000     5,085,400

ITALY--0.53%
Lottomatica S.p.A. (Casinos & Gaming)        (c)           127,900     5,102,992

JAPAN--4.88%
EXEDY Corp. (Auto Parts & Equipment)         (a)           267,400     7,929,450
FANUC Ltd. (Industrial Machinery)                           56,700     4,992,210
JSR Corp. (Specialty Chemicals)              (a)(b)        275,000     8,167,712
NEOMAX Co., Ltd. (Electrical Components &
   Equipment)                                (b)           136,000     4,683,060
Nidec Corp. (Electronic Equipment
   Manufacturers)                            (a)(b)         80,400     7,327,525
Nippon Electric Glass Co., Ltd.
   (Electronic Equipment Manufacturers)      (b)           174,000     4,582,655

                                                           SHARES       VALUE
                                                         ---------   -----------
JAPAN--(CONTINUED)
Suzuki Motor Corp. (Automobile
   Manufacturers)                               (a)        207,000   $ 4,211,844
Yamaha Motor Co., Ltd. (Motorcycle
   Manufacturers)                               (a)        210,200     5,381,858
                                                                     -----------
                                                                      47,276,314
                                                                     ===========

MEXICO--2.12%
America Movil S.A. de C.V.-Series L-ADR
   (Wireless Telecommunication Services)                   207,900     7,012,467
Corporacion GEO, S.A. de C.V.-Series B
   (Homebuilding)                               (c)      1,350,200     4,647,615
Wal-Mart de Mexico S.A. de C.V.-Series V
   (Hypermarkets & Super Centers)               (b)      1,518,500     8,822,537
                                                                     -----------
                                                                      20,482,619
                                                                     ===========

NETHERLANDS--0.51%
Koninklijke BAM Groep N.V. (Construction &
   Engineering)                                 (a)         55,100     4,939,282

NORWAY--1.70%
Petroleum Geo-Services A.S.A. (Oil & Gas
   Equipment & Services)                        (c)        193,200     6,941,074
Tomra Systems A.S.A. (Environmental &
   Facilities Services)                         (a)(b)   1,196,600     9,499,257
                                                                     -----------
                                                                      16,440,331
                                                                     ===========

RUSSIA--1.18%
Vimpel-Communications-ADR (Wireless
   Telecommunication Services)                  (c)        243,070    11,375,713

SINGAPORE--0.00%
Citiraya Industries Ltd. (Environmental &
   Facilities Services)                         (d)(f)   5,946,000             0

SOUTH AFRICA--3.56%
Standard Bank Group Ltd. (Diversified Banks)    (a)      1,338,442    18,093,344
Telkom South Africa Ltd. (Integrated
   Telecommunication Services)                  (b)        238,000     5,851,574
Telkom South Africa Ltd. (Integrated
   Telecommunication Services)(Acquired
   11/25/03 - 06/18/04; Cost $4,387,570)        (b)(e)     429,400    10,557,419
                                                                     -----------
                                                                      34,502,337
                                                                     ===========

SOUTH KOREA--3.57%
Daegu Bank (Regional Banks)                     (a)        211,000     3,309,324
Daesang Corp. (Packaged Foods & Meats)          (a)(c)     317,000     4,776,698
Daewoo Shipbuilding & Marine Engineering
   Co., Ltd. (Construction & Farm Machinery
   & Heavy Trucks)                                         141,000     3,471,826
Hyundai Mipo Dockyard Co., Ltd.
   (Construction, Farm Machinery & Heavy
   Trucks)                                                  55,300     3,686,476
NHN Corp. (Internet Software & Services)        (a)         23,000     6,730,991
Shinsegae Co., Ltd. (Hypermarkets & Super
   Centers)                                     (a)          9,050     4,769,945
Woongjin Coway Co., Ltd. (Housewares &
   Specialties)                                 (a)        281,500     7,810,518
                                                                     -----------
                                                                      34,555,778
                                                                     ===========

                                                          SHARES        VALUE
                                                        ---------   ------------
SPAIN--2.93%
Corporacion Mapfre S.A. (Multi-Line
   Insurance)                                  (a)        456,572   $  8,193,505
Enagas (Gas Utilities)                         (a)        373,000      7,071,994
Grupo Ferrovial, S.A. (Construction &
   Engineering)                                (a)        167,600     13,106,159
                                                                    ------------
                                                                      28,371,658
                                                                    ============

SWEDEN--1.02%
Gambro A.B.-Class A (Health Care Services)     (a)        359,100      4,210,585
Swedish Match A.B. (Tobacco)                   (a)        451,700      5,695,004
                                                                    ------------
                                                                       9,905,589
                                                                    ============

SWITZERLAND--2.40%
Baloise Holding A.G.-Class R (Multi-Line
   Insurance)                                  (a)         70,300      4,456,085
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals)                                  (a)        147,600     18,814,744
                                                                    ------------
                                                                      23,270,829
                                                                    ============

TAIWAN--0.19%
Wistron Corp. (Computer Hardware)              (a)(c)   1,336,000      1,795,252

THAILAND--0.56%
Siam Commercial Bank PCL (Diversified Banks)   (a)      3,565,000      5,437,335

TURKEY--0.94%
Tupras-Turkiye Petrol Rafinerileri A.S.        (a)        439,743      9,126,520
(Oil & Gas Refining & Marketing)

UNITED KINGDOM--9.16%
British Energy Group PLC (Electric
   Utilities)                                  (a)(c)     723,000      7,843,101
Bunzl PLC (Trading Companies & Distributors)   (a)        692,533      7,784,300
Capita Group PLC (Human Resource &
   Employment Services)                        (a)        885,000      6,729,710
Enterprise Inns PLC (Restaurants)                       1,488,600     24,470,923
Filtrona PLC (Commodity Chemicals)             (a)        843,714      4,141,651
Inchcape PLC (Distributors)                    (a)        200,100      8,443,193
Informa PLC (Publishing)                                1,081,752      8,386,205
International Power PLC (Independent Power
   Producers & Energy Traders)                 (a)      1,690,000      8,158,553
Shire PLC (Pharmaceuticals)                               789,500     12,676,510
                                                                    ------------
                                                                      88,634,146
                                                                    ============
Total Foreign Stocks & Other Equity
   Interests (Cost $345,340,044)                                     633,098,752
                                                                    ============

DOMESTIC COMMON STOCKS--30.92%

AEROSPACE & DEFENSE--1.58%
Precision Castparts Corp.                                 180,000      8,991,000
Rockwell Collins, Inc.                                    135,000      6,334,200
                                                                    ------------
                                                                      15,325,200
                                                                    ============

APPAREL RETAIL--0.52%
AnnTaylor Stores Corp.                         (c)        150,000      4,998,000

                                                            SHARES      VALUE
                                                           -------   -----------
APPLICATION SOFTWARE--2.36%
Amdocs Ltd.                                       (c)      382,200   $12,306,840
Citrix Systems, Inc.                              (b)(c)   175,000     5,397,000
Hyperion Solutions Corp.                          (c)      150,000     5,161,500
                                                                     -----------
                                                                      22,865,340
                                                                     ===========

AUTOMOTIVE RETAIL--0.25%
Advance Auto Parts, Inc.                          (c)       55,000     2,396,350

CASINOS & GAMING--0.60%
GTECH Holdings Corp.                                       175,000     5,848,500

COMMUNICATIONS EQUIPMENT--0.94%
Harris Corp.                                               103,139     4,788,744
Redback Networks Inc.                             (c)      257,591     4,340,408
                                                                     -----------
                                                                       9,129,152
                                                                     ===========

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--1.25%
Joy Global Inc.                                            115,000     6,214,600
Oshkosh Truck Corp.                                        120,000     5,917,200
                                                                     -----------
                                                                      12,131,800
                                                                     ===========

DEPARTMENT STORES--0.54%
Nordstrom, Inc.                                            125,000     5,215,000

ELECTRONIC EQUIPMENT MANUFACTURERS--0.47%
Amphenol Corp.-Class A                                      90,000     4,574,700

ELECTRONIC MANUFACTURING SERVICES--0.63%
Jabil Circuit, Inc.                               (c)      150,000     6,060,000

HEALTH CARE DISTRIBUTORS--0.68%
AmerisourceBergen Corp.                                    150,000     6,546,000

HEALTH CARE EQUIPMENT--0.62%
Varian Medical Systems, Inc.                      (b)(c)   100,000     6,021,000

HEALTH CARE SERVICES--1.76%
Express Scripts, Inc.                             (b)(c)    53,000     4,838,370
Laboratory Corp. of America Holdings              (c)      115,000     6,744,750
Omnicare, Inc.                                             110,000     5,467,000
                                                                     -----------
                                                                      17,050,120
                                                                     ===========

HEALTH CARE SUPPLIES--0.57%
Bausch & Lomb Inc.                                          82,000     5,539,100

INDUSTRIAL CONGLOMERATES--0.87%
Textron Inc.                                               100,000     8,446,000

INDUSTRIAL MACHINERY--0.74%
Parker Hannifin Corp.                                       95,000     7,198,150

                                                            SHARES      VALUE
                                                           -------   -----------
MANAGED HEALTH CARE--1.29%
Health Net, Inc.                                  (c)      140,000   $ 6,911,800
Humana Inc.                                       (c)      100,000     5,577,000
                                                                     -----------
                                                                      12,488,800
                                                                     ===========

MULTI-LINE INSURANCE--1.46%
Assurant, Inc.                                             150,000     6,888,000
HCC Insurance Holdings, Inc.                               232,500     7,221,450
                                                                     -----------
                                                                      14,109,450
                                                                     ===========

OFFICE SERVICES & SUPPLIES--0.47%
Herman Miller, Inc.                                        150,000     4,545,000

OIL & GAS DRILLING--0.78%
Pride International, Inc.                         (c)      215,000     7,591,650

OIL & GAS EQUIPMENT & SERVICES--0.73%
BJ Services Co.                                            107,000     4,332,430
Weatherford International Ltd.                    (c)       60,706     2,718,415
                                                                     -----------
                                                                       7,050,845
                                                                     ===========

OIL & GAS EXPLORATION & PRODUCTION--0.65%
Newfield Exploration Co.                          (c)      120,000     6,288,000

OIL & GAS REFINING & MARKETING--0.59%
Western Refining, Inc.                            (c)      305,000     5,718,750

OTHER DIVERSIFIED FINANCIAL SERVICES--0.72%
Alliance Capital Management
   Holding L.P.                                            115,000     6,950,600

PHARMACEUTICALS--0.66%
Barr Pharmaceuticals Inc.                         (c)       97,500     6,394,050

PROPERTY & CASUALTY INSURANCE--0.62%
Safeco Corp.                                               115,000     6,008,750

REGIONAL BANKS--0.32%
Bank of Hawaii Corp.                                        60,000     3,132,600

RESTAURANTS--1.07%
Darden Restaurants, Inc.                                   120,000     4,879,200
YUM! Brands, Inc.                                          110,000     5,441,700
                                                                     -----------
                                                                      10,320,900
                                                                     ===========

SEMICONDUCTORS--2.66%
Freescale Semiconductor, Inc.-Class B             (c)      250,000     6,312,500
Integrated Device Technology, Inc.                (c)      434,342     6,033,010
Microchip Technology Inc.                         (b)      225,000     8,439,750
NVIDIA Corp.                                      (c)      110,000     4,945,600
                                                                     -----------
                                                                      25,730,860
                                                                     ===========

                                                       SHARES         VALUE
                                                     ----------   --------------
SPECIALIZED FINANCE--0.55%
Chicago Mercantile Exchange Holdings Inc.                12,500   $    5,290,625

SPECIALTY STORES--1.36%
Office Depot, Inc.                           (c)        210,000        6,961,500
Tiffany & Co.                                           165,000        6,220,500
                                                                  --------------
                                                                      13,182,000
                                                                  ==============

TECHNOLOGY DISTRIBUTORS--0.50%
Ingram Micro Inc.-Class A                    (c)        250,000        4,837,500

THRIFTS & MORTGAGE FINANCE--1.39%
MGIC Investment Corp.                                   100,000        6,601,000
Radian Group Inc.                                       120,000        6,867,600
                                                                  --------------
                                                                      13,468,600
                                                                  ==============

TRADING COMPANIES & DISTRIBUTORS--0.72%
WESCO International, Inc.                    (c)        145,000        6,949,850
                                                                  --------------
Total Domestic Common Stocks
   (Cost $240,237,745)                                               299,403,242
                                                                  ==============

MONEY MARKET FUNDS--2.46%
Liquid Assets Portfolio-Institutional Class  (g)     11,890,095       11,890,095
STIC Prime Portfolio-Institutional Class     (g)     11,890,095       11,890,095
                                                                  --------------
Total Money Market Funds (Cost $23,780,190)                           23,780,190
                                                                  ==============

TOTAL INVESTMENTS--98.77% (excluding
   investments purchased with cash
   collateral from securities loaned)
   (Cost $609,357,979)                                               956,282,184

INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES LOANED
MONEY MARKET FUNDS--4.97%
Liquid Assets Portfolio-Institutional Class  (g)(h)  24,066,781       24,066,781
                                                                  --------------
STIC Prime Portfolio-Institutional Class     (g)(h)  24,066,782       24,066,782
                                                                  ==============

Total Money Market Funds (purchased with
   cash collateral from securities loaned)
   (Cost $48,133,563)                                                 48,133,563

TOTAL INVESTMENTS--103.74%
   (Cost $657,491,542)                                             1,004,415,747
OTHER ASSETS LESS LIABILITIES--(3.74%)                               (36,201,616)
                                                                  --------------
NET ASSETS--100.00%                                               $  968,214,131
                                                                  ==============

Investment Abbreviations:

ADR    American Depositary Receipt

Pfd.   Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $319,821,146, which represented 33.03% of the Fund's Net Assets. See Note 1A.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.

(c)  Non-income producing security.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2006 was $11,790,768, which represented 1.22% of the Fund's Net Assets. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2006 was $38,786,205, which represented 4.01% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at January 31, 2006 represented 0.00% of the Fund's Net Assets.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                        UNREALIZED                              REALIZED
                             VALUE       PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                        10/31/05      AT COST         SALES       (DEPRECIATION)     01/31/06     INCOME     (LOSS)
----                      -----------   -----------   -------------   --------------   -----------   --------   --------
Liquid Assets             $12,714,164   $34,658,491   $(35,482,560)         $--        $11,890,095   $132,053      $--
Portfolio-Institutional
Class
STIC Prime
Portfolio-Institutional
Class                      12,714,164    34,658,491    (35,482,560)          --         11,890,095    132,693       --
                          -----------   -----------   ------------          ---        -----------   --------      ---
   SUBTOTAL               $25,428,328   $69,316,982   $(70,965,120)         $--        $23,780,190   $264,746      $--
                          ===========   ===========   ============          ===        ===========   ========      ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                             CHANGE IN
                                                                            UNREALIZED                              REALIZED
                                VALUE        PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                           10/31/05       AT COST         SALES       (DEPRECIATION)    01/31/06     INCOME *    (LOSS)
----                         -----------   ------------   -------------   --------------   -----------   --------   --------
Liquid Assets
   Portfolio-Institutional
   Class                     $36,454,453   $ 24,672,137   $ (37,059,809)        $--        $24,066,781   $ 16,694      $--
STIC Prime
   Portfolio-Institutional
   Class                      36,454,454     24,821,768     (37,209,440)         --         24,066,782     16,807       --
                             -----------   ------------   -------------         ---        -----------   --------      ---
   SUBTOTAL                  $72,908,907   $ 49,493,905   $ (74,269,249)        $--        $48,133,563   $ 33,501      $--
                             -----------   ------------   -------------         ---        -----------   --------      ---
   TOTAL                     $98,337,235   $118,810,887   $(145,234,369)        $--        $71,913,753   $298,247      $--
                             ===========   ============   =============         ===        ===========   ========      ===

*    Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At January 31, 2006, securities with an aggregate value of $46,451,277 were on loan to brokers. The loans were secured by cash collateral of $48,133,563 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2006, the Fund received dividends on cash collateral investments of $33,501 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $146,213,286 and $170,748,618, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $353,434,615
Aggregate unrealized (depreciation) of investment securities     (6,585,888)
                                                               ------------
Net unrealized appreciation of investment securities           $346,848,727
                                                               ============

Cost of investments for tax purposes is $657,567,020.

                             AIM GLOBAL GROWTH FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              GLG-QTR-1 1/06              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)

                                                           SHARES       VALUE
                                                         ---------   -----------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--
69.92%
AUSTRALIA--1.72%
BHP Billiton Ltd. (Diversified Metals &
   Mining)                                      (a)        233,100   $ 4,595,920
QBE Insurance Group Ltd. (Property & Casualty
   Insurance)                                   (a)(b)     211,900     3,099,114
                                                                     -----------
                                                                       7,695,034
                                                                     ===========

AUSTRIA--0.75%
OMV A.G. (Integrated Oil & Gas)                 (a)         47,700     3,372,589

BELGIUM--2.51%
InBev N.V. (Brewers)                            (a)        139,200     6,561,558
KBC Groep N.V. (Diversified Banks)              (a)(b)      46,250     4,646,842
                                                                     -----------
                                                                      11,208,400
                                                                     ===========

BRAZIL--0.96%
Companhia de Bebidas das Americas-Pfd.-ADR
   (Brewers)                                    (b)        105,300     4,313,088

CANADA--3.18%
Manulife Financial Corp. (Life & Health
   Insurance)                                   (b)         95,700     5,831,318
Power Corp. of Canada (Other Diversified
   Financial Services)                                     104,100     2,933,939
Suncor Energy, Inc. (Integrated Oil & Gas)                  68,400     5,468,036
                                                                     -----------
                                                                      14,233,293
                                                                     ===========

FRANCE--12.67%
AXA (Multi-Line Insurance)                      (a)(b)     110,300     3,740,395
BNP Paribas S.A. (Diversified Banks)            (b)         98,730     8,807,014
Bouygues S.A. (Wireless Telecommunication
   Services)                                    (a)(b)      69,800     3,826,185
Pernod Ricard S.A. (Distillers & Vintners)      (a)(b)      21,370     3,974,431
Sanofi-Aventis (Pharmaceuticals)                (a)(b)      51,000     4,674,702
Societe Generale (Diversified Banks)            (b)         45,070     5,953,887
TOTAL S.A. (Integrated Oil & Gas)               (a)(b)      31,159     8,613,311
Veolia Environnement (Multi-Utilities)          (a)(b)      47,500     2,411,039
Vinci S.A. (Construction & Engineering)         (b)        101,160     9,411,038
Vivendi Universal S.A. (Movies &
   Entertainment)                               (a)(b)     168,100     5,260,911
                                                                     -----------
                                                                      56,672,913
                                                                     ===========

                                                           SHARES       VALUE
                                                         ---------   -----------
GERMANY--4.72%
Adidas-Salomon A.G. (Apparel, Accessories &
   Luxury Goods)                                (a)(b)      22,950   $ 4,803,381
Henkel KGaA-Pfd. (Household Products)           (a)(b)      43,800     4,906,955
MAN A.G. (Industrial Machinery)                 (a)         68,100     3,913,080
Merck KGaA (Pharmaceuticals)                    (a)         38,700     4,038,170
Porsche A.G.-Pfd. (Automobile Manufacturers)    (b)          4,440     3,434,511
                                                                     -----------
                                                                      21,096,097
                                                                     ===========

GREECE--1.54%
OPAP S.A. (Casinos & Gaming)                    (a)        183,000     6,870,229

HONG KONG--1.29%
Cheung Kong (Holdings) Ltd. (Real Estate
   Management & Development)                    (a)        293,000     3,146,626
China Construction Bank-Class H (Diversified
   Banks) (Acquired 10/20/05; Cost
   $2,059,332)                                  (c)(d)   6,731,000     2,646,328
                                                                     -----------
                                                                       5,792,954
                                                                     ===========

HUNGARY--0.70%
OTP Bank Rt. (Diversified Banks)                            91,300     3,149,947

INDIA--1.09%
Infosys Technologies Ltd.-ADR (IT Consulting
   & Other Services)                            (b)         63,900     4,873,653

IRELAND--2.65%
Anglo Irish Bank Corp. PLC (Diversified
   Banks)                                                  491,960     7,766,448
CRH PLC (Construction Materials)                (a)        131,234     4,068,678
                                                                     -----------
                                                                      11,835,126
                                                                     ===========

ISRAEL--0.86%
Teva Pharmaceutical Industries Ltd.-ADR
   (Pharmaceuticals)                            (b)         89,960     3,834,995

ITALY--2.10%
Eni S.p.A. (Integrated Oil & Gas)               (a)(b)     309,000     9,374,709

                                                          SHARES        VALUE
                                                        ---------   ------------
JAPAN--7.75%
Canon Inc. (Office Electronics)                (a)         40,100   $  2,418,417
Hoya Corp. (Electronic Equipment
   Manufacturers)                              (a)        141,900      5,676,673
Keyence Corp. (Electronic Equipment
   Manufacturers)                              (a)(b)      21,400      5,859,637
Mizuho Financial Group, Inc. (Diversified
   Banks) (Acquired 10/24/05;
   Cost $2,013,641)                            (a)(d)         335      2,736,825
Nitto Denko Corp. (Specialty Chemicals)        (a)(b)      59,000      4,985,490
ORIX Corp. (Consumer Finance)                  (b)         11,500      2,974,856
SMC Corp. (Industrial Machinery)                           21,000      3,216,450
Takeda Pharmaceutical Co. Ltd.
   (Pharmaceuticals)                           (a)         50,500      2,853,017
Toyota Motor Corp. (Automobile
   Manufacturers)                                          76,000      3,938,462
                                                                     -----------
                                                                      34,659,827
                                                                     ===========

MEXICO--1.73%
Grupo Televisa, S.A.-ADR (Broadcasting &
   Cable TV)                                               26,900      2,247,495
Wal-Mart de Mexico S.A. de C.V.-Series V
   (Hypermarkets & Super Centers)                         944,900      5,489,902
                                                                     -----------
                                                                       7,737,397
                                                                     ===========

NETHERLANDS--1.49%
ING Groep N.V. (Other Diversified Financial
   Services)                                   (a)         85,000      3,036,053
Royal DSM N.V. (Specialty Chemicals)           (a)         80,800      3,616,066
                                                                     -----------
                                                                       6,652,119
                                                                     ===========

RUSSIA--0.67%
OAO LUKOIL-ADR (Integrated Oil & Gas)          (a)         39,300      3,012,036

SINGAPORE--0.54%
DBS Group Holdings Ltd. (Diversified Banks)               238,000      2,406,264

SOUTH AFRICA--0.50%
Telkom South Africa Ltd. (Integrated
   Telecommunication Services)                             90,800      2,232,449

SOUTH KOREA--1.83%
Hyundai Motor Co. (Automobile Manufacturers)   (a)         31,560      2,850,144
Samsung Electronics Co., Ltd. (Electronic
   Equipment Manufacturers)                    (a)          7,000      5,350,101
                                                                     -----------
                                                                       8,200,245
                                                                     ===========

SPAIN--2.67%
ACS, Actividades de Construccion y
   Servicios, S.A. (Construction &
   Engineering)                                (a)        109,900      3,827,512
Banco Santander Central Hispano S.A.
   (Diversified Banks)                         (a)        283,700      4,083,615
Industria de Diseno Textil, S.A. (Apparel
   Retail)                                     (a)        117,000      4,020,510
                                                                     -----------
                                                                      11,931,637
                                                                     ===========

                                                          SHARES        VALUE
                                                        ---------   ------------
SWEDEN--1.41%
Atlas Copco A.B.-Class A (Industrial
   Machinery)                                             110,800   $  2,604,638
Volvo A.B.-Class B (Construction &
   Farm Machinery & Heavy Trucks)              (a)(b)      75,100      3,680,950
                                                                    ------------
                                                                       6,285,588
                                                                    ============

SWITZERLAND--8.65%
Compagnie Financiere Richemont A.G.-Class A
   (Apparel, Accessories & Luxury Goods)       (a)        134,800      6,129,546
Credit Suisse Group (Diversified Capital
   Markets)                                    (a)         81,100      4,742,556
Nestle S.A. (Packaged Foods & Meats)           (a)         13,685      4,016,625
Roche Holding A.G. (Pharmaceuticals)                       45,850      7,245,326
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals)                                  (a)         66,210      8,439,866
UBS A.G. (Diversified Capital Markets)                     74,630      8,115,129
                                                                    ------------
                                                                      38,689,048
                                                                    ============

TAIWAN--0.55%
Taiwan Semiconductor Manufacturing Co. Ltd.
   (Semiconductors)                            (a)      1,233,747      2,474,545

UNITED KINGDOM--5.39%
Aviva PLC (Multi-Line Insurance)                          338,684      4,341,392
Imperial Tobacco Group PLC (Tobacco)           (a)        271,270      8,073,939
Reckitt Benckiser PLC (Household Products)     (a)        137,080      4,505,028
Tesco PLC (Food Retail)                        (a)        929,769      5,262,755
Vodafone Group PLC (Wireless
   Telecommunication Services)                 (a)        906,630      1,904,059
                                                                    ------------
                                                                      24,087,173
                                                                    ============

Total Foreign Stocks & Other Equity
   Interests (Cost $190,364,664)                                     312,691,355

DOMESTIC COMMON STOCKS--27.65%
AEROSPACE & DEFENSE--1.31%
General Dynamics Corp.                                     29,500      3,432,620
Lockheed Martin Corp.                                      36,000      2,435,400
                                                                    ------------
                                                                       5,868,020
                                                                    ============

APPLICATION SOFTWARE--0.63%
Amdocs Ltd.                                    (c)         88,000      2,833,600

BIOTECHNOLOGY--1.30%
Amgen Inc.                                     (c)         30,500      2,223,145
Gilead Sciences, Inc.                          (c)         58,838      3,581,469
                                                                    ------------
                                                                       5,804,614
                                                                    ============

                                                         SHARES        VALUE
                                                       ----------   ------------
COMMUNICATIONS EQUIPMENT--1.45%
Cisco Systems, Inc.                            (c)        110,000   $  2,042,700
Motorola, Inc.                                             96,000      2,180,160
QUALCOMM Inc.                                              47,450      2,275,702
                                                                    ------------
                                                                       6,498,562
                                                                    ============
COMPUTER HARDWARE--0.51%
Apple Computer, Inc.                           (c)         30,000      2,265,300

COMPUTER STORAGE & PERIPHERALS--0.54%
EMC Corp.                                      (c)        180,000      2,412,000

DEPARTMENT STORES--0.95%
Federated Department Stores, Inc.                          30,931      2,060,932
Nordstrom, Inc.                                            52,000      2,169,440
                                                                    ------------
                                                                       4,230,372
                                                                    ============

GENERAL MERCHANDISE STORES--0.47%
Target Corp.                                               38,500      2,107,875

HEALTH CARE DISTRIBUTORS--0.52%
Cardinal Health, Inc.                                      32,283      2,325,667

HEALTH CARE SERVICES--0.54%
Medco Health Solutions, Inc.                   (c)         44,522      2,408,640

HEALTH CARE SUPPLIES--1.37%
Alcon, Inc.                                                47,953      6,134,148

HOME ENTERTAINMENT SOFTWARE--0.45%
Electronic Arts Inc.                           (c)         37,203      2,030,540

HOME IMPROVEMENT RETAIL--0.75%
Home Depot, Inc. (The)                                     82,215      3,333,818

HOUSEHOLD PRODUCTS--0.76%
Procter & Gamble Co. (The)                                 57,608      3,412,122

HOUSEWARES & SPECIALTIES--0.46%
Fortune Brands, Inc.                                       27,379      2,052,330

INTERNET SOFTWARE & SERVICES--0.46%
Yahoo! Inc.                                    (c)         60,000      2,060,400

INVESTMENT BANKING & BROKERAGE--1.55%
Goldman Sachs Group, Inc. (The)                            49,000      6,921,250

                                                         SHARES        VALUE
                                                       ----------   ------------
MANAGED HEALTH CARE--2.02%
Aetna Inc.                                                 44,705   $  4,327,444
CIGNA CORP.                                                19,666      2,391,386
UnitedHealth Group Inc.                                    39,273      2,333,602
                                                                    ------------
                                                                       9,052,432
                                                                    ============

MULTI-LINE INSURANCE--0.50%
Hartford Financial Services Group, Inc. (The)              27,000      2,220,210

OIL & GAS EQUIPMENT & SERVICES--1.04%
BJ Services Co.                                           114,345      4,629,829

OIL & GAS REFINING & MARKETING --1.12%
Valero Energy Corp.                                        80,000      4,994,400

PHARMACEUTICALS--2.67%
Allergan, Inc.                                             23,375      2,720,850
Johnson & Johnson                                         109,246      6,286,015
Wyeth                                                      63,700      2,946,125
                                                                    ------------
                                                                      11,952,990
                                                                    ============

PROPERTY & CASUALTY INSURANCE--0.74%
Allstate Corp. (The)                                       63,894      3,325,683

RAILROADS--0.74%
Burlington Northern Santa Fe Corp.                         41,000      3,284,920

RESTAURANTS--0.42%
YUM! Brands, Inc.                                          38,000      1,879,860

SEMICONDUCTOR EQUIPMENT--0.49%
KLA-Tencor Corp.                                           42,183      2,192,672

SEMICONDUCTORS--1.82%
Analog Devices, Inc.                                      118,312      4,705,268
Marvell Technology Group Ltd.                  (c)         50,000      3,421,000
                                                                    ------------
                                                                       8,126,268
                                                                    ============

STEEL--0.47%
Nucor Corp.                                                25,000      2,105,750

SYSTEMS SOFTWARE--1.08%
Microsoft Corp.                                            90,000      2,533,500
Oracle Corp.                                   (c)        183,481      2,306,356
                                                                    ------------
                                                                       4,839,856
                                                                    ============

                                                          SHARES       VALUE
                                                        ----------  ------------
THRIFTS & MORTGAGE FINANCE--0.52%
MGIC Investment Corp.                                       35,400  $  2,336,754
                                                                    ------------
TOTAL DOMESTIC COMMON STOCKS
   (COST $98,813,541)                                                123,640,882
                                                                    ============

MONEY MARKET FUNDS--2.38%
Liquid Assets Portfolio-Institutional Class     (e)      5,316,972     5,316,972
STIC Prime Portfolio-Institutional Class        (e)      5,316,972     5,316,972
                                                                    ------------
TOTAL MONEY MARKET FUNDS (COST $10,633,944)                           10,633,944
                                                                    ============
TOTAL INVESTMENTS--99.95% (excluding
   investments purchased with cash
   collateral from securities loaned)
   (Cost $299,812,149)                                               446,966,181

INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES LOANED
MONEY MARKET FUNDS--17.24%
STIC Prime Portfolio-Institutional Class        (e)(f)  77,080,167    77,080,167
Total Money Market Funds (purchased with
   cash collateral from securities loaned)
   (Cost $77,080,167)                                                 77,080,167

TOTAL INVESTMENTS--117.19% (Cost $376,892,316)                       524,046,348
                                                                    ------------
OTHER ASSETS LESS LIABILITIES--(17.19%)                              (76,875,974)
                                                                    ------------
NET ASSETS--100.00%                                                 $447,170,374
                                                                    ============

Investment Abbreviations:

ADR    American Depositary Receipt

Pfd.   Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $199,454,790, which represented 44.60% of the Fund's Net Assets. See Note 1A.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.

(c)  Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2006 was $5,383,153, which represented 1.20% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2006
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

     INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                              CHANGE IN
                                                                             UNREALIZED                              REALIZED
                                   VALUE      PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                             10/31/05      AT COST         SALES       (DEPRECIATION)     01/31/06     INCOME     (LOSS)
----                            ----------   -----------   -------------   --------------   -----------   --------   --------
Liquid Assets
   Portfolio-Institutional
   Class                        $1,997,903   $17,408,715   $(14,089,646)         $--        $ 5,316,972    $38,072      $--
STIC Prime
   Portfolio-Institutional
   Class                         1,997,903    17,408,715    (14,089,646)          --          5,316,972     38,213       --
                                ----------   -----------   ------------          ---        -----------    -------      ---
   SUBTOTAL                     $3,995,806   $34,817,430   $(28,179,292)         $--        $10,633,944    $76,285      $--
                                ==========   ===========   ============          ===        ===========    =======      ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                                CHANGE IN
                                                                               UNREALIZED                              REALIZED
                                   VALUE        PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                              10/31/05       AT COST         SALES       (DEPRECIATION)     01/31/06     INCOME*    (LOSS)
----                            -----------   ------------   -------------   --------------   -----------   --------   --------
STIC Prime
   Portfolio-Institutional
   Class                        $74,176,177   $ 67,419,214   $(64,515,224)         $--        $77,080,167   $ 40,092      $--
                                -----------   ------------   ------------          ---        -----------   --------      ---
TOTAL                           $78,171,983   $102,236,644   $(92,694,516)         $--        $87,714,111   $116,377      $--
                                ===========   ============   ============          ===        ===========   ========      ===

*  Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At January 31, 2006, securities with an aggregate value of $74,077,363 were on loan to brokers. The loans were secured by cash collateral of $77,080,167 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2006, the Fund received dividends on cash collateral investments of $40,092 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $34,964,337 and $56,836,610, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $147,642,722
Aggregate unrealized (depreciation) of investment securities     (1,474,836)
                                                               ------------
Net unrealized appreciation of investment securities           $146,167,886
                                                               ============

Cost of investments for tax purposes is $377,878,462.

                       AIM INTERNATIONAL CORE EQUITY FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com            I-ICE-QTR-1 1/06              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

January 31, 2006

(Unaudited)

                                                            SHARES      VALUE
                                                           -------   ----------
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--97.95%

AUSTRALIA--1.48%
National Australia Bank Ltd. (Diversified
Banks)                                      (a)(b)         135,400   $ 3,470,641
National Australia Bank Ltd. -ADR
(Diversified Banks)                                         10,600     1,366,870
                                                                     -----------
                                                                       4,837,511
                                                                     ===========
BELGIUM--1.28%
Belgacom S.A. (Integrated
Telecommunication Services)                 (b)            134,900     4,156,682

CANADA--1.50%
BCE Inc. (Integrated Telecommunication
Services)                                   (a)            105,900     2,560,680
EnCana Corp. (Oil & Gas Exploration &
Production)                                                 46,900     2,334,808
                                                                     -----------
                                                                       4,895,488
                                                                     ===========
CHINA--0.61%
China Life Insurance Co., Ltd. -ADR
(Life & Health Insurance)                   (c)             48,600     1,989,198

DENMARK--1.41%
Danske Bank A.S. (Diversified Banks)                       130,600     4,587,698

FINLAND--4.80%
Nokia Oyj (Communications Equipment)        (b)            430,000     7,902,604
Stora Enso Oyj-Class R (Paper Products)     (b)            295,400     4,097,591
UPM-Kymmene Oyj (Paper Products)            (b)            177,200     3,633,462
                                                                     -----------
                                                                      15,633,657
                                                                     ===========
FRANCE--5.49%
Compagnie Generale des Etablissements
Michelin- Class B (Tires & Rubber)          (a)(b)          72,461     4,331,841
Credit Agricole S.A. (Diversified Banks)    (a)(b)         118,400     4,181,963
Societe Generale-ADR (Diversified Banks)    (d)            162,500     4,289,821
Total S.A.-ADR (Integrated Oil & Gas)                       36,700     5,076,711
                                                                     -----------
                                                                      17,880,336
                                                                     ===========
GERMANY--3.73%
BASF A.G. (Diversified Chemicals)           (b)             35,100     2,767,374
BASF A.G.-ADR (Diversified Chemicals)                       29,750     2,343,408
Bayerische Motoren Werke A.G. (Automobile
Manufacturers)                                              87,200     3,945,418
Deutsche Bank A.G.-German Shares
(Diversified Capital Markets)               (a)             15,750     1,691,679
Deutsche Bank A.G.-New York Shares
(Diversified Capital Markets)               (a)             13,070     1,404,110
                                                                     -----------
                                                                      12,151,989
                                                                     ===========

                                                           SHARES       VALUE
                                                          --------   -----------
HONG KONG--1.92%
Cheung Kong (Holdings) Ltd. (Real Estate
Management & Development)                   (b)            291,000   $ 3,125,148
Hutchison Whampoa Ltd. (Industrial
Conglomerates)                              (b)            307,100     3,139,931
                                                                     -----------
                                                                       6,265,079
                                                                     ===========
ITALY--1.46%
3 Italia S.p.A.-Rts. (Wireless
Telecommunication Services)                 (e)(f)(g)          306             0
Eni S.p.A.-ADR (Integrated Oil & Gas)                       78,312     4,749,623
                                                                     -----------
                                                                       4,749,623
                                                                     ===========
JAPAN--22.26%
Canon Inc. (Office Electronics)             (b)             65,300     3,938,220
Canon Inc.-ADR (Office Electronics)                         48,700     2,932,714
East Japan Railway Co. (Railroads)          (b)                762     5,288,778
Fuji Photo Film Co., Ltd. (Photographic
Products)                                   (a)(b)          72,000     2,477,732
Fuji Photo Film Co., Ltd.-ADR
(Photographic Products)                                     98,600     3,418,462
Kao Corp. (Household Products)              (b)            111,000     3,196,383
Millea Holdings, Inc. (Property &
Casualty Insurance)                                            175     3,356,062
NEC Electronics Corp. (Semiconductors)      (a)(b)          46,700     1,531,292
Nintendo Co., Ltd. (Home Entertainment
Software)                                   (b)             31,300     4,287,679
Nippon Telegraph and Telephone Corp.
(Integrated Telecommunication Services)     (b)                742     3,446,640
Nippon Telegraph and Telephone Corp.-ADR
(Integrated Telecommunication Services)                     24,585       571,355
NOK Corp. (Auto Parts & Equipment)          (b)             25,200       772,207
Nomura Holdings, Inc. (Investment Banking
& Brokerage)                                (b)            307,000     5,977,124
Olympus Corp. (Health Care Equipment)       (a)(b)          27,000       710,972
Seven & I Holdings Co., Ltd. (Food
Retail)                                     (a)(c)          75,800     3,204,500
Shin-Etsu Chemical Co., Ltd. (Specialty
Chemicals)                                  (b)            114,300     6,526,989
SMC Corp. (Industrial Machinery)            (a)             20,800     3,185,817
Sony Corp.-ADR (Consumer Electronics)                      141,100     6,899,790
Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals)                           (b)            114,900     6,491,319
Toyota Motor Corp. (Automobile
Manufacturers)                                              82,500     4,275,304
                                                                     -----------
                                                                      72,489,339
                                                                     ===========
MEXICO--1.80%
Fomento Economico Mexicano, S.A. de C.V.
-ADR (Soft Drinks)                                          35,200     2,757,568
Telefonos de Mexico S.A. de C.V.-Series
L-ADR (Integrated Telecommunication
Services)                                                  130,190     3,090,711
                                                                     -----------
                                                                       5,848,279
                                                                     ===========
NETHERLANDS--7.78%
Aegon N.V. (Life & Health Insurance)        (b)            340,500     5,500,311
Heineken N.V. (Brewers)                     (b)            146,800     5,162,804
ING Groep N.V.-ADR (Other Diversified
Financial Services)                                        122,300     4,372,225
Koninklijke (Royal) Philips Electronics
N.V.-New York
Shares (Consumer Electronics)                               92,700     3,121,209
TNT N.V. (Air Freight & Logistics)          (b)            219,150     7,193,662
                                                                     -----------
                                                                      25,350,211
                                                                     ===========

                                                         SHARES        VALUE
                                                       ----------   ------------
NORWAY--1.20%
Statoil A.S.A. (Integrated Oil & Gas)          (b)        141,100   $  3,908,226

SOUTH KOREA--3.02%
Kookmin Bank (Diversified Banks)               (b)         45,500      3,625,644
Korea Electric Power Corp.-ADR
   (Electric Utilities)                                    80,700      1,833,504
KT Corp.-ADR (Integrated Telecommunication
   Services)                                              207,200      4,373,992
                                                                    ------------
                                                                       9,833,140
                                                                    ============

SPAIN--0.94%
Repsol YPF, S.A.-ADR (Integrated Oil & Gas)               112,400      3,058,404

SWEDEN--1.13%
Nordea Bank A.B. (Diversified Banks)           (b)        341,500      3,676,315

SWITZERLAND--9.03%
Credit Suisse Group (Diversified Capital
   Markets)                                    (b)        101,800      5,953,048
Nestle S.A. (Packaged Foods & Meats)           (b)         10,125      2,971,745
Nestle S.A.-ADR (Packaged Foods & Meats)       (d)         38,575      2,822,892
Novartis A.G. (Pharmaceuticals)                (b)         90,950      5,016,499
Novartis A.G.-ADR (Pharmaceuticals)                        70,000      3,861,200
Roche Holding A.G. (Pharmaceuticals)                       15,400      2,433,545
Zurich Financial Services A.G. (Multi-Line
   Insurance)                                  (b)(c)      28,950      6,340,188
                                                                    ------------
                                                                      29,399,117
                                                                    ============
TAIWAN--0.63%
Taiwan Semiconductor Manufacturing Co. Ltd.
   -ADR (Semiconductors)                                  190,009      2,052,097

UNITED KINGDOM--26.48%
Anglo American PLC (Diversified Metals &
   Mining)                                                118,700      4,561,470
BAA PLC (Airport Services)                     (b)        362,800      4,035,945
BAE Systems PLC (Aerospace & Defense)          (b)      1,134,300      8,418,261
Boots Group PLC (Drug Retail)                  (a)(b)     271,600      3,074,044
BP PLC (Integrated Oil & Gas)                  (b)        247,600      2,982,996
Cadbury Schweppes PLC (Packaged Foods & Meats) (b)        358,700      3,524,369
Diageo PLC (Distillers & Vintners)                        338,600      5,039,103
GlaxoSmithKline PLC (Pharmaceuticals)          (b)         36,000        921,820
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                 163,400      8,372,616
HSBC Holdings PLC-ADR (Diversified Banks)      (a)         54,600      4,541,628
Kingfisher PLC (Home Improvement Retail)       (b)      1,175,800      4,969,001
Lloyds TSB Group PLC (Diversified Banks)       (b)        710,000      6,460,982
Morrison (William) Supermarkets PLC (Food
   Retail)                                              1,485,700      4,942,801
Reed Elsevier PLC (Publishing)                            622,000      5,864,981
Royal Bank of Scotland Group PLC
   (Diversified Banks)                         (b)        290,700      8,998,108
Royal Dutch Shell PLC-Class A-ADR
   (Integrated Oil & Gas)                                  48,450      3,299,930
Vodafone Group PLC (Wireless Telecommunication
   Services)                                   (b)      2,978,000      6,254,248
                                                                    ------------
                                                                      86,262,303
                                                                    ============
Total Foreign Stocks & Other Equity Interests
   (Cost $239,340,248)                                               319,024,692

                                                         SHARES        VALUE
                                                       ----------   ------------
MONEY MARKET FUNDS--2.55%
Premier Portfolio-Institutional Class
   (Cost $8,300,234)                           (h)      8,300,234   $  8,300,234
                                                                    ------------
TOTAL INVESTMENTS--100.50% (excluding
   investments purchased with cash collateral
   from securities loaned) (Cost $247,640,482)                       327,324,926
                                                                    ============
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES LOANED
MONEY MARKET FUNDS--8.00%
Premier Portfolio-Institutional Class          (h)(i)  26,064,612     26,064,612

Total Money Market Funds (purchased with cash
   collateral from securities loaned)
   (Cost $26,064,612)                                                 26,064,612

TOTAL INVESTMENTS--108.50% (Cost $273,705,094)                       353,389,538
                                                                    ============
OTHER ASSETS LESS LIABILITIES--(8.50%)                               (27,691,383)
                                                                    ------------
NET ASSETS--100.00%                                                 $325,698,155
                                                                    ============

Investment Abbreviations:

ADR    American Depositary Receipt

Rts.   Rights

Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $184,440,788, which represented 56.63% of the Fund's Net Assets. See Note 1A.

(c)  Non-income producing security.

(d) In accordance with the procedures established by the Board of Trustees, this security is fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2006 was $7,112,713, which represented 2.18% of the Fund's Net Assets. See Note 1A.

(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at January 31, 2006 represented 0.00% of the Fund's Net Assets.

(f) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at January 31, 2006 represented 0.00% of the Fund's Net Assets. See Note 1A.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the three months ended January 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                       UNREALIZED                             REALIZED
                            VALUE       PURCHASES    PROCEEDS FROM    APPRECIATION      VALUE      DIVIDEND     GAIN
FUND                       10/31/05      AT COST         SALES       (DEPRECIATION)    01/31/06     INCOME     (LOSS)
----                     -----------   -----------   -------------   --------------   ----------   --------   --------
Premier Portfolio-
   Institutional Class   $10,682,350   $19,971,470   $(22,353,586)         $--        $8,300,234   $123,456      $--
                         ===========   ===========   ============          ===        ==========   ========      ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                        CHANGE IN
                                                                       UNREALIZED                              REALIZED
                            VALUE       PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                       10/31/05      AT COST         SALES       (DEPRECIATION)     01/31/06     INCOME     (LOSS)
----                     -----------   -----------   -------------   --------------   -----------   --------   --------
Premier Portfolio-
   Institutional Class   $17,969,344   $33,146,344   $(25,051,076)         $--        $26,064,612   $  8,904      $--
                         -----------   -----------   ------------          ---        -----------   --------      ---
   TOTAL                 $28,651,694   $53,117,814   $(47,404,662)         $--        $34,364,846   $132,360      $--
                         ===========   ===========   ============          ===        ===========   ========      ===

*    Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At January 31, 2006, securities with an aggregate value of $25,016,386 were on loan to brokers. The loans were secured by cash collateral of $26,064,612 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2006, the Fund received dividends on cash collateral investments of $8,904 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $28,236,811 and $11,370,914, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $79,247,790
Aggregate unrealized (depreciation) of investment securities    (5,600,763)
                                                               -----------
Net unrealized appreciation of investment securities           $73,647,027
                                                               ===========

Cost of investments for tax purposes is $279,742,511.

                          AIM INTERNATIONAL GROWTH FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              IGR-QTR-1 1/06              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)


                                                                                             SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--96.80%
AUSTRALIA--2.50%
BHP Billiton Ltd. (Diversified Metals & Mining)                                 (a)            1,641,300       $ 32,360,718
----------------------------------------------------------------------------------------------------------------------------
Brambles Industries Ltd. (Diversified Commercial & Professional Services)       (a)(b)         1,533,000         11,504,771
----------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty Insurance)                        (a)              877,500         12,833,756
============================================================================================================================
                                                                                                                 56,699,245
============================================================================================================================

AUSTRIA--0.90%
OMV A.G. (Integrated Oil & Gas)                                                 (a)              288,000         20,362,804
============================================================================================================================

BELGIUM--2.65%
InBev N.V. (Brewers)                                                            (a)              671,400         31,648,205
----------------------------------------------------------------------------------------------------------------------------
KBC Groep N.V. (Diversified Banks)                                              (a)              282,700         28,403,510
============================================================================================================================
                                                                                                                 60,051,715
============================================================================================================================

BRAZIL--1.35%
Companhia de Bebidas das Americas-Pfd.-ADR (Brewers)                            (b)              393,700         16,125,952
----------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Pfd.-ADR (Integrated Oil & Gas)                                         168,700         14,541,940
============================================================================================================================
                                                                                                                 30,667,892
============================================================================================================================

CANADA--7.35%
Canadian National Railway Co. (Railroads)                                                        258,450         23,386,327
----------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)                             407,200         25,205,321
----------------------------------------------------------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration & Production)                                                456,300         22,715,844
----------------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health Insurance)                                               513,850         31,310,584
----------------------------------------------------------------------------------------------------------------------------
Power Corp. of Canada (Other Diversified Financial Services)                    (b)              498,500         14,049,651
----------------------------------------------------------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)                                          (c)              350,000         13,038,764
----------------------------------------------------------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)
(Acquired 11/18/03; Cost $1,278,061)                                            (c)(d)(e)         59,900          2,231,491
----------------------------------------------------------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)                                                       432,800         34,598,920
============================================================================================================================
                                                                                                                166,536,902
============================================================================================================================

CHINA--0.89%
Ping An Insurance (Group) Co. of China, Ltd.-Class H (Life & Health Insurance)                 3,350,000          7,405,820
----------------------------------------------------------------------------------------------------------------------------
Shanghai Electric Group Co. Ltd.-Class H (Heavy Electrical Equipment)           (c)           32,000,000         12,684,090
============================================================================================================================
                                                                                                                 20,089,910
============================================================================================================================


IGR-QTR-1                             F-1

                                                                                             SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------
FRANCE--12.79%
AXA (Multi-Line Insurance)                                                      (a)              567,600       $ 19,247,945
----------------------------------------------------------------------------------------------------------------------------
BNP Paribas S.A. (Diversified Banks)                                                             466,898         41,648,712
----------------------------------------------------------------------------------------------------------------------------
Bouygues S.A. (Wireless Telecommunication Services)                             (a)(b)           341,000         18,692,394
----------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)                                      (a)              127,638         23,738,346
----------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)                                                (a)              234,580         21,501,796
----------------------------------------------------------------------------------------------------------------------------
Societe Generale (Diversified Banks)                                                             217,700         28,758,847
----------------------------------------------------------------------------------------------------------------------------
Technip S.A. (Oil & Gas Equipment & Services)
(Acquired 12/16/04; Cost $7,585,547)                                            (a)(e)           170,600         11,638,642
----------------------------------------------------------------------------------------------------------------------------
Technip S.A. (Oil & Gas Equipment & Services)                                   (a)                9,700            661,752
----------------------------------------------------------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)                                               (a)              157,239         43,465,723
----------------------------------------------------------------------------------------------------------------------------
Veolia Environnement (Multi-Utilities)                                          (a)              285,900         14,511,914
----------------------------------------------------------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)                                                          437,960         40,743,951
----------------------------------------------------------------------------------------------------------------------------
Vivendi Universal S.A. (Movies & Entertainment)                                 (a)              805,900         25,221,700
============================================================================================================================
                                                                                                                289,831,722
============================================================================================================================

GERMANY--6.01%
Adidas-Salomon A.G. (Apparel, Accessories & Luxury Goods)                       (a)              114,650         23,995,976
----------------------------------------------------------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)                                                                140,900         13,715,985
----------------------------------------------------------------------------------------------------------------------------
Henkel KGaA-Pfd. (Household Products)                                           (a)(b)           211,500         23,694,545
----------------------------------------------------------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)                                                 (a)              310,400         17,835,829
----------------------------------------------------------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)                                                    (a)(b)           173,750         18,130,028
----------------------------------------------------------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)                                    (b)               21,035         16,271,381
----------------------------------------------------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)                                                         71,502         22,610,438
============================================================================================================================
                                                                                                                136,254,182
============================================================================================================================

GREECE--1.29%
OPAP S.A. (Casinos & Gaming)                                                    (a)              777,800         29,200,350
============================================================================================================================

HONG KONG--2.51%
China Construction Bank-Class H (Diversified Banks)
(Acquired 10/20/05; Cost $12,308,264)                                           (c)(e)        40,230,000         15,816,635
----------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd. (Apparel Retail)                                           (a)            1,744,000         15,177,319
----------------------------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial Conglomerates)                               (a)            1,469,000         15,019,729
----------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate Management & Development)                            1,038,000         10,750,965
============================================================================================================================
                                                                                                                 56,764,648
============================================================================================================================

HUNGARY--1.01%
OTP Bank Rt. (Diversified Banks)                                                                 666,300         22,988,057
============================================================================================================================

INDIA--2.55%
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)             (a)              474,536         14,402,180
----------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting & Other Services)                                       499,288         32,584,695
----------------------------------------------------------------------------------------------------------------------------
Maruti Udyog Ltd. (Automobile Manufacturers)                                    (a)              625,932         10,739,473
============================================================================================================================
                                                                                                                 57,726,348
============================================================================================================================

INDONESIA--0.48%
P.T. Telekomunikasi Indonesia Tbk-Series B
(Integrated Telecommunication Services)                                         (a)           16,000,000         10,898,094
============================================================================================================================


IGR-QTR-1                             F-2

                                                                                             SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------
IRELAND--2.64%
Anglo Irish Bank Corp. PLC (Diversified Banks)                                                 2,560,702       $ 40,425,155
----------------------------------------------------------------------------------------------------------------------------
CRH PLC (Construction Materials)                                                (a)              622,411         19,296,750
============================================================================================================================
                                                                                                                 59,721,905
============================================================================================================================

ISRAEL--0.78%
Teva Pharmaceutical Industries Ltd.-ADR (Pharmaceuticals)                       (b)              415,100         17,695,713
============================================================================================================================

ITALY--1.92%
3 IItalia S.p.A.-Rts.                                                           (d)(f)(g)          1,469                  -
----------------------------------------------------------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)                                               (a)            1,436,749         43,589,332
============================================================================================================================
                                                                                                                 43,589,332
============================================================================================================================

JAPAN--13.97%
Astellas Pharma Inc. (Pharmaceuticals)                                          (a)              581,000         23,998,523
----------------------------------------------------------------------------------------------------------------------------
Canon Inc. (Office Electronics)                                                 (a)              246,900         14,890,453
----------------------------------------------------------------------------------------------------------------------------
FANUC Ltd. (Industrial Machinery)                                                                252,200         22,205,208
----------------------------------------------------------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment Manufacturers)                                 (a)              707,400         28,299,354
----------------------------------------------------------------------------------------------------------------------------
JSR Corp. (Specialty Chemicals)                                                 (a)(b)           742,500         22,052,822
----------------------------------------------------------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment Manufacturers)                              (a)               75,300         20,618,254
----------------------------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd. (Consumer Electronics)                 (a)              527,000         11,464,950
----------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified Banks)
(Acquired 10/24/05; Cost $9,401,000)                                            (a)(e)             1,564         12,777,296
----------------------------------------------------------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment Manufacturers)                                (a)              228,200         20,797,777
----------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile Manufacturers)                               (a)              876,900          9,840,461
----------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)                                         (a)              231,700         19,578,612
----------------------------------------------------------------------------------------------------------------------------
ORIX Corp. (Consumer Finance)                                                                     64,000         16,555,721
----------------------------------------------------------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)                                                                  79,300         12,145,928
----------------------------------------------------------------------------------------------------------------------------
Suzuki Motor Corp. (Automobile Manufacturers)                                   (a)              680,000         13,836,010
----------------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)                                (a)              406,300         22,954,072
----------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)                                                    561,400         29,092,794
----------------------------------------------------------------------------------------------------------------------------
Yamaha Motor Co., Ltd. (Motorcycle Manufacturers)                               (a)              605,600         15,505,486
============================================================================================================================
                                                                                                                316,613,721
============================================================================================================================

MEXICO--2.38%
America Movil S.A. de C.V.-Series L-ADR (Wireless Telecommunication Services)                    721,200         24,326,076
----------------------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A.-ADR (Broadcasting & Cable TV)                                               128,900         10,769,595
----------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V (Hypermarkets & Super Centers)                        3,226,600         18,746,657
============================================================================================================================
                                                                                                                 53,842,328
============================================================================================================================

NETHERLANDS--1.59%
ING Groep N.V.-Dutch Ctfs. (Other Diversified Financial Services)               (a)              420,300         15,012,391
----------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) DSM N.V. (Specialty Chemicals)                              (a)              467,100         20,904,265
============================================================================================================================
                                                                                                                 35,916,656
============================================================================================================================


IGR-QTR-1                             F-3

                                                                                             SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------
RUSSIA--0.62%
OAO LUKOIL-ADR (Integrated Oil & Gas)                                           (a)              184,400       $ 14,132,810
============================================================================================================================

SINGAPORE--1.20%
DBS Group Holdings Ltd. (Diversified Banks)                                                    1,136,000         11,485,358
----------------------------------------------------------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial Conglomerates)                                    (a)            1,941,000         15,728,623
============================================================================================================================
                                                                                                                 27,213,981
============================================================================================================================

SOUTH AFRICA--1.21%
Standard Bank Group Ltd. (Diversified Banks)                                    (a)            1,217,961         16,464,657
----------------------------------------------------------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated Telecommunication Services)                                 449,200         11,044,231
============================================================================================================================
                                                                                                                 27,508,888
============================================================================================================================

SOUTH KOREA--3.85%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.
(Construction & Farm Machinery & Heavy Trucks)                                                   299,400          7,372,091
----------------------------------------------------------------------------------------------------------------------------
Hynix Semiconductor Inc. (Semiconductors)                                       (a)(c)           337,930         12,978,209
----------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Co. (Automobile Manufacturers)                                    (a)              166,670         15,051,760
----------------------------------------------------------------------------------------------------------------------------
Kookmin Bank (Diversified Banks)                                                (a)              203,130         16,186,310
----------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Semiconductors)                                  (a)               46,690         35,685,176
============================================================================================================================
                                                                                                                 87,273,546
============================================================================================================================

SPAIN--3.27%
ACS, Actividades de Construccion y Servicios, S.A. (Construction & Engineering) (a)              515,900         17,967,365
----------------------------------------------------------------------------------------------------------------------------
Banco Santander Central Hispano S.A. (Diversified Banks)                        (a)            1,359,000         19,561,624
----------------------------------------------------------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction & Engineering)                              (a)              208,100         16,273,220
----------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel Retail)                               (a)              593,800         20,404,947
============================================================================================================================
                                                                                                                 74,207,156
============================================================================================================================

SWEDEN--1.75%
Atlas Copco A.B.-Class A (Industrial Machinery)                                                  522,600         12,285,054
----------------------------------------------------------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                                                    (a)              798,700         10,069,957
----------------------------------------------------------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm Machinery & Heavy Trucks)               (a)              354,700         17,385,257
============================================================================================================================
                                                                                                                 39,740,268
============================================================================================================================

SWITZERLAND--8.39%
Compagnie Financiere Richemont A.G.-Class A
(Apparel, Accessories & Luxury Goods)                                           (a)(h)           751,160         34,156,303
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group (Diversified Capital Markets)                               (a)              391,000         22,864,850
----------------------------------------------------------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)                                            (a)               65,230         19,145,372
----------------------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                                                             217,575         34,381,718
----------------------------------------------------------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural Chemicals)                            (a)(c)           311,990         39,769,728
----------------------------------------------------------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)                                                           366,898         39,895,816
============================================================================================================================
                                                                                                                190,213,787
============================================================================================================================


IGR-QTR-1                             F-4

                                                                                             SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------
TAIWAN--1.84%
Hon Hai Precision Industry Co., Ltd. (Electronic Manufacturing Services)        (a)            2,991,450       $ 20,277,725
----------------------------------------------------------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)                                                  (a)              875,000          8,833,671
----------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)                    (a)            6,222,699         12,480,962
============================================================================================================================
                                                                                                                 41,592,358
============================================================================================================================

TURKEY--0.73%
Akbank T.A.S. (Diversified Banks)                                               (a)            1,895,100         16,434,322
============================================================================================================================

UNITED KINGDOM--8.38%
Aviva PLC (Multi-Line Insurance)                                                               1,592,840         20,417,685
----------------------------------------------------------------------------------------------------------------------------
Capita Group PLC (Human Resource & Employment Services)                         (a)            1,859,900         14,143,037
----------------------------------------------------------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)                                                              1,039,600         17,089,864
----------------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)                                            (a)            1,205,700         35,885,825
----------------------------------------------------------------------------------------------------------------------------
International Power PLC (Independent Power Producers & Energy Traders)          (a)            3,807,100         18,378,951
----------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)                                      (a)              715,030         23,498,905
----------------------------------------------------------------------------------------------------------------------------
Shire PLC (Pharmaceuticals)                                                                    1,609,100         25,836,317
----------------------------------------------------------------------------------------------------------------------------
Tesco PLC (Food Retail)                                                         (a)            4,446,973         25,171,121
----------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Telecommunication Services)                        (a)            4,500,300          9,451,307
============================================================================================================================
                                                                                                                189,873,012
============================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost $1,284,951,812)                                           2,193,641,652
____________________________________________________________________________________________________________________________
============================================================================================================================

MONEY MARKET FUNDS--2.90%
Liquid Assets Portfolio-Institutional Class                                     (i)           32,791,358         32,791,358
----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                                        (i)           32,791,358         32,791,358
============================================================================================================================

Total Money Market Funds (Cost $65,582,716)                                                                      65,582,716
============================================================================================================================
TOTAL INVESTMENTS--99.70% (excluding investments purchased with cash
 collateral from securities loaned) (Cost $1,350,534,528)                                                     2,259,224,368
____________________________________________________________________________________________________________________________
============================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.48%
Liquid Assets Portfolio-Institutional Class                                     (i)(j)        56,257,556         56,257,556
============================================================================================================================
Total Money Market Funds (purchased with cash collateral
from securities loaned) (Cost $56,257,556)                                                                       56,257,556
____________________________________________________________________________________________________________________________
============================================================================================================================

TOTAL INVESTMENTS--102.18%  (Cost $1,406,792,084)                                                             2,315,481,924
____________________________________________________________________________________________________________________________
============================================================================================================================
OTHER ASSETS LESS LIABILITIES--(2.18%)                                                                          (49,358,442)
____________________________________________________________________________________________________________________________
============================================================================================================================
NET ASSETS--100.00%                                                                                         $ 2,266,123,482
____________________________________________________________________________________________________________________________
============================================================================================================================


IGR-QTR-1                             F-5

     Investment Abbreviations:

     ADR          American Depositary Receipt
     Pfd.         Preferred
     Rts.         Rights
     Ctfs.        Certificates

     Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $1,358,686,301, which represented 59.96% of the Fund's Net Assets. See Note 1A.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.

(c)  Non-income producing security.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2006 was $2,231,491, which represented 0.10% of the Fund's Net Assets. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2006 was $42,464,064, which represented 1.87% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(g) Security considered to be illiquid. The fund is limited to investing 15% in illiquid securities at the time of purchase. The value of this security considered illiquid at January 31, 2006 represented 0.00% of the Fund's Net Assets.

(h) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(j) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See accompanying notes which are an integral part of this financial schedule.


IGR-QTR-1                             F-6

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following


IGR-QTR-1                             F-7
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between


IGR-QTR-1                             F-8
     currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           CHANGE IN
                                                            PROCEEDS       UNREALIZED
                               VALUE         PURCHASES        FROM        APPRECIATION      VALUE        DIVIDEND       REALIZED
FUND                          10/31/05        AT COST         SALES      (DEPRECIATION)    01/31/06       INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                       $  8,233,242   $ 96,166,511   $(71,608,395)   $         --   $ 32,791,358   $    266,528   $         --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                          8,233,242     96,166,511    (71,608,395)             --     32,791,358        266,675             --
====================================================================================================================================
SUBTOTAL                      16,466,484   $192,333,022  $(143,216,790)   $         --   $ 65,582,716   $    533,203   $         --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:




                                                                           CHANGE IN
                                                            PROCEEDS       UNREALIZED
                               VALUE         PURCHASES        FROM        APPRECIATION      VALUE         DIVIDEND      REALIZED
FUND                          10/31/05        AT COST         SALES      (DEPRECIATION)    01/31/06        INCOME*     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                         80,692,180   $148,233,431   $(172,668,055)  $         --   $ 56,257,556   $    139,056   $         --
====================================================================================================================================
TOTAL                         97,158,664   $340,566,453   $(315,884,845)  $         --   $121,840,272   $    672,259   $         --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.


IGR-QTR-1                             F-9

     At January 31, 2006, securities with an aggregate value of $54,132,366 were on loan to brokers. The loans were secured by cash collateral of $56,257,556 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2006, the Fund received dividends on cash collateral investments of $139,056 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $166,474,363 and $207,997,081 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                     $    903,759,536
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                           (477,328)
================================================================================================
Net unrealized appreciation of investment securities                           $    903,282,208
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,412,199,716.


IGR-QTR-1                             F-10

Item 2. Controls and Procedures.

     (a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Act"). Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: March 31, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 31, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.